UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Annual report for the year ended July 31, 2021

Seeking current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	26.99%	9.30%	8.96%
Class A shares (reflecting 5.75% maximum sales charge)	19.47	7.82	8.13

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.35% for Class F-2 shares and 0.56% for Class A shares as of the prospectus dated October 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of August 31, 2021, was 2.70% for Class F-2 shares and 2.35% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.05% and 2.70%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/ Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	The portfolio at a glance

7	Investment portfolio

48	Financial statements

75	Board of trustees and other officers

Fellow investors:

For the fiscal year ended July 31, 2021, The Income Fund of America’s Class F-2 shares recorded a 22.46% total return. The fund paid dividends totaling 80 cents a share, inclusive of a special dividend totaling 9 cents a share in December 2020.

The fund, which invests in a mix of stocks and bonds, generated a return that was in line with the 22.43% gain of the 65%/35% Standard & Poor’s 500 Composite Index/Bloomberg Barclays U.S. Aggregate Index, the fund’s primary benchmark. As you can see in the chart below, over its lifetime IFA has outpaced the blended index, a broad measure of the U.S. stock and bond markets. Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

IFA seeks to provide investors with regular quarterly income. During the 12-month period the market rewarded many cyclical and dividend-paying companies that had been overlooked in recent years, which benefited the fund. We are gratified that in a period that started with historic levels of dividend cuts and pandemic shutdowns the fund generated a steady positive return. We also note that the fund continued to pay income at a meaningfully higher rate than the S&P 500 and Bloomberg Barclays U.S. Aggregate indexes.

Results at a glance

For periods ended July 31, 2021, with all distributions reinvested:

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class F-2 shares)	22.46%	8.91%	9.17%	11.03%
The Income Fund of America (Class A shares)	22.23	8.72	8.98	10.85
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3]	22.43	12.47	11.25	10.26
Standard & Poor’s 500 Composite Index	36.45	17.35	15.35	11.54
Bloomberg Barclays U.S. Aggregate Index[3]	–0.70	3.13	3.35	7.12

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.

The Income Fund of America	1

Markets rally, powered by stimulus and vaccines

Stock markets staged a stunning recovery during the fiscal year, boosted by huge U.S. fiscal stimulus, loose central bank policy, the removal of pandemic restrictions and strong corporate earnings. In the early stages of the rally, consumer-focused technology companies that thrived during pandemic lockdowns led the market turnaround as people shopped and conducted business online. By late fall, the rapid development and rollout of coronavirus vaccines further fueled the rally. U.S. economic growth was robust. An estimate of GDP showed annualized growth of 6.6% in the second quarter after the economy grew 6.3% in the first quarter. The job market was also strong, and annual core consumer price inflation rose from 3.8% in May to a higher-than-expected 4.5% in June. As the U.S. economy opened, the market leadership shifted to many of the industries that suffered the most during the pandemic — airlines, hotels, energy and financials, to name a few.

Every market sector recorded double-digit gains, led by financials, which soared 55%, lifted by optimism for global economic growth. The industrials sector also rose sharply, as did the energy sector, supported by a rebound in driving activity and air travel. Among the laggards in an overwhelmingly positive environment were the utilities and consumer staples sectors, which rose 12% and 18%, respectively, as investors focused on more cyclical areas of the market.

For the year as a whole, lower yielding growth stocks outpaced higher yielding stocks. Investment grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a slightly negative return on concerns of rising inflation. During bouts of volatility throughout the year, when stocks and high-yield bonds pulled back, fund managers invested selectively in those areas, increasing exposure.

Inside the portfolio

Given the fund’s commitment to current income and its dividend discipline, fund managers generally do not invest in fast-growing digital companies because they do not pay dividends. This approach held back the fund’s total returns in relative terms; however, favorable individual stock selection across a number of sectors supported the fund’s overall solid results.

Consider, for example, the fund’s investments in the consumer discretionary sector, which proved to be an area of strength. While the fund did not hold many of the digitally oriented consumer companies that were most in fashion, select investments in more traditional consumer companies supported the fund’s positive return. Brick-and-mortar retailer Target soared 107% thanks in part to consumer shifts toward eating more at home, cleaning and stocking up on supplies. Results were also supported by the company’s surging online sales. In food service, Darden, a multibrand restaurant operator, advanced as it adopted pickup service, online ordering and contactless payments.

Among consumer staples holdings, tobacco makers Philip Morris International and Altria, both top-10 positions for the fund, recorded double-digit gains but trailed the broader market.

Tech infrastructure proves to be a strength

Similarly, while the fund does not invest in high-flying digital tech companies, a number of the fund’s largest investments were more prosaic tech companies that benefited from the demand for infrastructure and support created by increased digital activity. Semiconductor makers Broadcom and Taiwan Semiconductor Manufacturing (TSMC), both among the fund’s 10 largest holdings, advanced on rising demand for high-performance computing chips amid a global semiconductor shortage. Microsoft, the fund’s fifth-largest investment, rose as demand for its cloud computing service was projected to increase thanks to rising IT spending as companies forge ahead with digital projects.

As economy reopens, investments in materials rebound

In the later months of the fiscal year, as the economy opened back up and the Federal Reserve and other authorities made it clear that monetary policy would remain accommodative, a number of higher yielding investments in more cyclical areas of the market rebounded. Select investments in the metals and mining industry ended the period with solid returns. Brazilian iron ore producer Vale rose after beating first-quarter profit estimates. Earnings returned to levels last seen a decade ago amid the combination of recovering production and high commodity prices driven by rising global demand. Multinational mining company Rio Tinto also enjoyed solid gains.

Investments in communications services and health care proved to be a drag on the fund’s return in relative terms, as investors focused on more cyclical areas of the market. Biopharmaceutical company Gilead Sciences, the 10th-largest investment in the portfolio, posted a modest decline. Drugmaker Pfizer, also a top-10 holding, advanced but trailed the broader market.

Elsewhere among the fund’s top 10 investments, top holding JPMorgan Chase rose 57%, and derivatives exchange CME

2	The Income Fund of America

group gained 27.7%. Shares of Crown Castle International, which operates towers and other infrastructure for wireless communications, also posted a gain as demand for its services rose as wireless companies build out their spectrum.

Bonds offer ballast, some income opportunities

Fixed income securities, which made up about 20% of the portfolio at the end of the period, have contributed relatively modest levels of income in recent years. However, they continue to play an important role in the fund, helping to mitigate equity market volatility. The fund’s fixed income allocation was composed of U.S. Treasuries and other government issues, as well as high-yield and investment-grade corporate bonds.

Looking ahead

The economic outlook is considerably brighter than it was a year ago, thanks to the rollout of vaccines, the lifting of pandemic restrictions and improving economic conditions. We remain reasonably confident that the economy can remain on a growth path in the near and mid-term.

However, challenges remain.

Big questions about the pandemic are still unanswered, with the prospect of dangerous COVID variants spurring new waves of infection. Inflation has surfaced thanks to pent-up demand and supply shortages in many areas, and geopolitical tensions remain a concern. We are closely monitoring these tensions and the prospect of rising inflation.

In recent years, a small group of growing digital consumer tech companies have dominated market leadership. Recently we have seen a more balanced recovery. Markets in general have always liked to simplify, but the recent past has been one of even greater oversimplification with regard to the perceived merits of growth investing versus investing for income. We do not make investment decisions based on those shifting winds. Instead, we look closely at the specific characteristics of individual companies to seek out those with the potential to provide meaningful dividends across market cycles, whether yield is in or out of favor.

We remain confident that, with our patient approach, deep research effort and conviction in dividend-focused investing, we can generate meaningful income for our investors and help them withstand bouts of volatility.

We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum
Co-President

Caroline Randall
Co-President

September 9, 2021

For current information about the fund, visit capitalgroup.com.

The Income Fund of America	3

The value of a long-term perspective

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

$1,600,000
$1,200,000
$800,000
400,000
100,000
20,000
10,000
8,000
Year ended July 31
1974[3]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

Average annual total returns based on a $1,000 investment
(for periods ended July 31, 2021)

	1 year	5 years	10 years
Class A shares*	15.23%	7.44%	8.34%
Class F-2 shares	22.46%	8.91%	9.17%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through July 31, 1974.
[4]	The indexes are unmanaged and include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. Investors cannot invest directly in an index.
[5]	From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not exist.
[6]	From April 1990 to September 1994 and from September 2003 to March 2009, the fund accrued dividends daily but paid quarterly. Dividends reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.
[7]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.

4	The Income Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. Investment management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Income Fund of America (IFA) has fared well against its benchmarks.

The Income Fund of America	5

The portfolio at a glance

July 31, 2021

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	13.25%
Consumer staples	10.01
Health care	7.71
Information technology	7.51
Real estate	6.70

Ten largest common stock holdings

Percent of net assets
JPMorgan Chase	2.55%
Philip Morris International	2.51
Broadcom	2.22
Pfizer	1.92
Microsoft	1.91
Taiwan Semiconductor Manufacturing	1.76
CME Group	1.57
Crown Castle International	1.49
Altria	1.35
Gilead Sciences	1.33

Country diversification by domicile

Percent of net assets
United States	70.90%
Eurozone*	5.97
United Kingdom	5.34
Canada	4.21
Taiwan	1.96
Switzerland	1.88
Japan	1.22
Other countries	3.88
Short-term securities & other assets less liabilities	4.64

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2020

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Health care	9.50%
Financials	9.34
Information technology	8.89
Consumer staples	8.43
Industrials	6.66

Ten largest common stock holdings

Percent of net assets
Microsoft	2.41%
Pfizer	2.03
Taiwan Semiconductor Manufacturing	2.02
Philip Morris International	1.94
JPMorgan Chase	1.92
AstraZeneca	1.79
Verizon Communications	1.72
Digital Realty Trust	1.55
Broadcom	1.51
CME Group	1.49

Country diversification by domicile

Percent of net assets
United States	72.76%
United Kingdom	7.14
Eurozone†	5.32
Taiwan	2.13
Canada	2.03
Switzerland	1.83
Japan	1.13
Other countries	3.92
Short-term securities & other assets less liabilities	3.74

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Investment portfolio July 31, 2021

Common stocks 73.12%	Shares	Value (000)
Financials 13.25%
JPMorgan Chase & Co.	21,277,465	$3,229,494
CME Group, Inc., Class A	9,336,778	1,980,611
PNC Financial Services Group, Inc.	6,467,730	1,179,779
Citigroup, Inc.	10,313,500	697,399
Synchrony Financial	14,748,551	693,477
Bank of Nova Scotia (CAD denominated)	10,157,300	633,976
The Blackstone Group, Inc.	5,216,000	601,248
Toronto-Dominion Bank (CAD denominated)	8,463,218	562,700
Zurich Insurance Group AG	1,389,785	561,222
BlackRock, Inc.	615,300	533,570
Fifth Third Bancorp	11,299,000	410,041
Manulife Financial Corp.	21,175,000	409,379
Ares Management Corp., Class A	5,143,000	368,290
Power Corporation of Canada, subordinate voting shares	10,416,953	332,481
Apollo Global Management, Inc., Class A1	5,551,808	326,779
Progressive Corp.	3,299,105	313,943
American International Group, Inc.	6,070,558	287,441
KeyCorp	14,220,000	279,565
Münchener Rückversicherungs-Gesellschaft AG	937,700	253,504
B3 SA-Brasil, Bolsa, Balcao	77,898,000	228,089
DBS Group Holdings, Ltd.	9,960,844	223,557
ING Groep NV	17,356,000	223,303
Carlyle Group, Inc.	3,983,000	201,022
Regions Financial Corp.	10,069,900	193,846
Banco Santander, SA	47,000,000	172,140
Legal & General Group PLC	47,090,000	171,100
T. Rowe Price Group, Inc.	750,000	153,120
DNB Bank ASA[2]	7,144,448	146,411
Tryg A/S	5,655,528	139,832
Principal Financial Group, Inc.	2,055,600	127,714
Franklin Resources, Inc.	4,053,503	119,781
Ping An Insurance (Group) Company of China, Ltd., Class H	11,796,000	103,446
St. James’s Place PLC	4,329,000	95,495
Sberbank of Russia PJSC (ADR)	5,671,000	94,422
Janus Henderson Group PLC	2,224,000	93,052
BNP Paribas SA	1,330,000	81,173
Morgan Stanley	808,625	77,612
BOC Hong Kong (Holdings), Ltd.	22,180,000	71,354
National Bank of Canada	920,000	70,416
Swedbank AB, Class A	2,677,000	52,169
AXA SA	1,984,000	51,495
China Pacific Insurance (Group) Co., Ltd., Class H	16,885,000	47,584
Islandsbanki hf.[2]	49,182,722	43,122
PICC Property and Casualty Co., Ltd., Class H	37,658,000	30,432
Truist Financial Corp.	396,000	21,554
Bank of America Corp.	450,000	17,262
BB Seguridade Participações SA	3,300,000	13,540
The Bank of N.T. Butterfield & Son, Ltd.	400,000	13,256
Brookfield Asset Management, Inc., Class A	207,530	11,205
Qualitas Controladora, SAB de CV	1,686,509	8,209
ICICI Securities, Ltd.	615,896	6,000
Jonah Energy Parent LLC[2,3,4]	275,936	5,789
		16,763,401

Consumer staples 10.01%
Philip Morris International, Inc.	31,711,177	3,173,972
Altria Group, Inc.	35,557,000	1,708,158
General Mills, Inc.	22,479,017	1,323,115
British American Tobacco PLC	31,033,850	1,156,289
PepsiCo, Inc.	7,122,250	1,117,837
Procter & Gamble Company	5,884,000	836,881
Kraft Heinz Company	19,972,607	768,346
Coca-Cola Company	10,544,890	601,375
Kellogg Co.	8,945,000	566,755
Nestlé SA	4,237,617	537,041

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Archer Daniels Midland Company	5,591,200	$333,906
Walgreens Boots Alliance, Inc.	4,060,000	191,429
Bunge, Ltd.	1,674,000	129,953
Kimberly-Clark Corp.	571,000	77,496
Conagra Brands, Inc.	2,180,100	73,012
Scandinavian Tobacco Group A/S	2,636,362	54,022
Vector Group, Ltd.	1,000,000	13,360
		12,662,947

Health care 7.71%
Pfizer, Inc.	56,670,900	2,426,081
Gilead Sciences, Inc.	24,624,650	1,681,617
AstraZeneca PLC	11,927,800	1,370,805
Novartis AG	12,129,220	1,123,143
CVS Health Corp.	8,763,349	721,749
Johnson & Johnson	2,995,000	515,739
Amgen, Inc.	1,703,710	411,514
GlaxoSmithKline PLC	15,512,920	305,720
Bristol-Myers Squibb Company	4,430,000	300,664
Merck & Co., Inc.	2,916,232	224,171
AbbVie, Inc.	1,600,000	186,080
Takeda Pharmaceutical Company, Ltd.	5,037,000	169,056
Bayer AG	1,623,000	96,823
Sanofi	803,000	82,758
Viatris, Inc.	5,433,074	76,443
Rotech Healthcare, Inc.[2,3,4,5,6]	543,172	56,490
Organon & Co.[2]	264,123	7,662
		9,756,515

Information technology 7.51%
Broadcom, Inc.	5,780,912	2,806,055
Microsoft Corp.	8,500,800	2,421,963
Taiwan Semiconductor Manufacturing Company, Ltd.	98,426,500	2,041,386
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	179,976
Texas Instruments, Inc.	3,120,000	594,734
Cisco Systems, Inc.	8,300,000	459,571
Intel Corp.	4,300,000	230,996
Tokyo Electron, Ltd.	523,500	214,353
Vanguard International Semiconductor Corp.[2]	38,129,886	157,483
QUALCOMM, Inc.	747,000	111,901
NortonLifeLock, Inc.	3,528,359	87,574
Western Union Company	2,910,121	67,544
MediaTek Inc.	1,672,000	54,408
GlobalWafers Co., Ltd.	1,600,000	48,460
FDM Group (Holdings) PLC	1,482,855	24,404
		9,500,808

Real estate 6.70%
Crown Castle International Corp. REIT	9,756,613	1,883,904
Digital Realty Trust, Inc. REIT	9,204,000	1,418,889
Gaming and Leisure Properties, Inc. REIT[5]	16,512,095	781,682
Iron Mountain, Inc. REIT	13,695,000	599,293
MGM Growth Properties LLC REIT, Class A5	11,510,300	435,089
Camden Property Trust REIT	2,580,285	385,469
Public Storage REIT	1,138,000	355,602
VICI Properties, Inc. REIT[1]	10,601,500	330,661
Prologis, Inc. REIT	2,051,600	262,687
American Tower Corp. REIT	842,000	238,118
Lamar Advertising Co. REIT, Class A	2,003,322	213,554
Boston Properties, Inc. REIT	1,623,365	190,551
Federal Realty Investment Trust REIT	1,500,000	176,295
Extra Space Storage, Inc. REIT	983,000	171,180
Mid-America Apartment Communities, Inc. REIT	811,000	156,604
Regency Centers Corp. REIT	2,380,000	155,676
Douglas Emmett, Inc. REIT	4,597,000	153,540
Shimao Group Holdings, Ltd.	71,784,000	141,514
Longfor Group Holdings, Ltd.	29,526,000	137,730
Simon Property Group, Inc. REIT	1,000,000	126,520

8	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
CIFI Holdings (Group) Co., Ltd.	173,570,437	$104,529
China SCE Property Holdings, Ltd.	71,000,000	24,759
Samhallsbyggnadsbolaget i Norden AB, Class B	3,544,000	17,756
Selvaag Bolig ASA	1,912,218	12,662
		8,474,264

Industrials 6.01%
Lockheed Martin Corp.	4,019,300	1,493,853
Emerson Electric Co.	9,844,265	993,188
BAE Systems PLC	97,859,498	783,502
Honeywell International, Inc.	2,426,500	567,291
Norfolk Southern Corp.	2,122,453	547,232
Kone OYJ, Class B	4,785,940	396,391
ManpowerGroup, Inc.[5]	2,722,832	322,873
United Parcel Service, Inc., Class B	1,640,000	313,830
Deutsche Post AG	4,245,000	287,585
PACCAR, Inc.	3,384,400	280,871
Raytheon Technologies Corp.	3,211,174	279,212
AB Volvo, Class B	11,364,000	267,652
Hubbell, Inc.	1,303,000	261,199
General Dynamics Corp.	1,000,000	196,030
Watsco, Inc.	665,000	187,823
ACS, Actividades de Construcción y Servicios, SA	6,079,215	159,806
New AMI I, LLC[2,3,4,5]	8,173,633	71,111
Cummins, Inc.	300,000	69,630
Inwido AB	1,850,000	34,299
Intrum AB1	900,000	27,883
Singapore Technologies Engineering, Ltd.	8,496,000	25,144
Illinois Tool Works, Inc.	100,000	22,667
Coor Service Management Holding AB	1,750,000	16,111
		7,605,183

Utilities 5.19%
Enel SpA	134,342,000	1,239,846
DTE Energy Company[5]	9,310,243	1,092,278
Duke Energy Corp.	8,931,065	938,744
Brookfield Infrastructure Partners LP5	15,653,448	846,912
AES Corp.	18,453,000	437,336
Southern Co.	6,015,514	384,211
Public Service Enterprise Group, Inc.	5,973,000	371,700
Dominion Energy, Inc.	3,767,000	282,035
Entergy Corp.	2,045,100	210,482
National Grid PLC	10,028,922	128,821
CMS Energy Corp.	1,715,700	106,013
Guangdong Investment, Ltd.	72,294,000	101,215
Engie SA	6,786,200	90,580
Edison International	1,468,100	80,012
Black Hills Corp.	1,105,000	74,753
American Electric Power Company, Inc.	822,700	72,496
Xcel Energy, Inc.	826,000	56,375
Iberdrola, SA, non-registered shares	2,555,441	30,799
Exelon Corp.	475,000	22,230
Vistra Corp.	70,873	1,357
		6,568,195

Consumer discretionary 4.58%
Home Depot, Inc.	4,572,800	1,500,747
Target Corp.	4,003,220	1,045,041
Darden Restaurants, Inc.[5]	6,614,732	964,957
Restaurant Brands International, Inc.	8,449,000	576,137
General Motors Company[2]	5,618,000	319,327
Hasbro, Inc.	3,125,900	310,840
Stellantis NV	14,320,490	275,031
Domino’s Pizza Group PLC[5]	30,671,123	178,546
Industria de Diseño Textil, SA	4,560,000	154,652
Persimmon PLC	3,350,000	135,225
Las Vegas Sands Corp.[2]	2,975,000	125,991
Wynn Macau, Ltd.[2]	67,533,000	86,815

The Income Fund of America	9

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Puuilo Oyj[2,5]	5,509,640	$52,058
Sands China, Ltd.[2]	8,703,800	29,736
Sonans Gruppen AS2,5	2,000,000	15,394
MYT Holding Co., Class B2,3	2,070,418	11,491
NMG Parent LLC[2]	61,091	8,706
NMG Parent LLC[2,3,7]	6,165	799
		5,791,493

Materials 4.55%
Rio Tinto PLC	14,011,820	1,188,257
Dow Inc.	16,097,738	1,000,635
Vale SA, ordinary nominative shares	36,901,700	770,591
LyondellBasell Industries NV	4,584,900	455,418
BASF SE	5,734,000	450,426
BHP Group PLC	13,709,600	442,869
Packaging Corporation of America	2,978,366	421,439
Fortescue Metals Group, Ltd.	14,346,700	262,261
Air Products and Chemicals, Inc.	894,928	260,451
Polymetal International PLC	11,537,000	250,649
Nucor Corp.	1,104,500	114,890
Newmont Corp.	1,632,000	102,522
Evonik Industries AG	934,056	32,465
		5,752,873

Energy 4.05%
Chevron Corp.	10,437,400	1,062,632
TC Energy Corp. (CAD denominated)	14,086,000	686,687
ConocoPhillips	9,451,000	529,823
Exxon Mobil Corp.	8,693,000	500,456
BP PLC	102,015,559	410,090
Valero Energy Corp.	4,358,975	291,921
Enbridge, Inc.	6,526,000	256,798
Canadian Natural Resources, Ltd. (CAD denominated)	7,628,000	251,719
Baker Hughes Co., Class A	10,161,000	215,820
Cabot Oil & Gas Corp.	11,333,912	181,343
DT Midstream, Inc.[2]	3,389,640	143,721
Chesapeake Energy Corp.	2,271,596	122,780
Diamondback Energy, Inc.	1,444,000	111,376
Inter Pipeline, Ltd.	5,845,000	93,606
EOG Resources, Inc.	1,092,000	79,563
Helmerich & Payne, Inc.	1,360,000	38,991
Royal Dutch Shell PLC, Class B (ADR)	852,700	33,724
Rattler Midstream LP	2,859,750	29,770
Ascent Resources - Utica LLC, Class A2,3,4,6	110,214,618	22,043
Diamond Offshore Drilling, Inc.[2]	2,449,887	14,516
Diamond Offshore Drilling, Inc.[2,3,7]	856,478	4,516
Oasis Petroleum, Inc.	193,441	17,740
Extraction Oil & Gas, Inc.[2]	327,104	14,553
Weatherford International[2]	665,300	11,603
California Resources Corp.[2]	104,121	2,927
Tapstone Energy, LLC[2,3,4,7]	66,043	658
Mesquite Energy, Inc.[2,3,4]	25,913	155
McDermott International, Ltd.[2]	156,914	52
		5,129,583

Communication services 3.56%
Verizon Communications, Inc.	27,474,000	1,532,500
SoftBank Corp.	71,634,043	933,420
Koninklijke KPN NV5	212,028,139	696,203
BCE, Inc.	8,739,050	436,182
Publicis Groupe SA	5,359,000	338,326
TELUS Corp.	12,167,599	270,250
AT&T, Inc.	9,400,000	263,670

10	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
HKBN, Ltd.	24,100,000	$28,066
Cumulus Media, Inc., Class A2	217,442	2,564
Clear Channel Outdoor Holdings, Inc.[2]	152,827	406
		4,501,587

Total common stocks (cost: $62,123,846,000)		92,506,849

Preferred securities 0.38%
Information technology 0.22%
Samsung Electronics Co., Ltd., nonvoting preferred shares	4,384,000	274,798

Financials 0.16%
Citigroup, Inc., 7.681% preferred shares	2,245,277	62,239
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	61,627
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,460
PNC Financial Services Group, Inc., Series P, 6.125% noncumulative preferred depositary shares	1,000,000	26,150
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	15,065
		197,541

Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,3,4,7]	3,260	2,293

Consumer discretionary 0.00%
MYT Holding LLC, Series A, preferred shares, 10.00% 2029	1,427,896	1,486

Real estate 0.00%
Brookfield Property Preferred LP, Series 1, 6.25% preferred shares[2]	21,809	544

Total preferred securities (cost: $407,201,000)		476,662

Rights & warrants 0.00%
Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[2]	89,968	2,249
Sable Permian Resources, LLC, Class A, warrants, expire 2024[2,3,4]	17,183	—	[8]
		2,249

Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[2,3]	75,844	1,932

Utilities 0.00%
Vistra Energy Corp., rights[2,3,4,7]	1,138	—	[8]

Total rights & warrants (cost: $6,633,000)		4,181

Convertible stocks 1.26%
Health care 0.52%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	298,913
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	82,100	131,574
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,950,000	165,849
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	55,220
		651,556

Utilities 0.28%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,420,300	175,598
AES Corp., convertible preferred units, 6.875% 2024	1,043,000	105,739
DTE Energy Company, convertible preferred units, 6.25% 2022[5]	902,600	46,304
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	31,842
		359,483

The Income Fund of America	11

Convertible stocks (continued)	Shares	Value (000)
Information technology 0.18%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	$231,651

Financials 0.11%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%[1]	1,693,425	140,622

Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	131,486

Consumer staples 0.07%
Bunge, Ltd., 4.875% convertible preferred shares	689,900	81,436

Total convertible stocks (cost: $1,157,976,000)		1,596,234

Convertible bonds & notes 0.00%	Principal amount (000)
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[3,4,7,9]	$536	536

Total convertible bonds & notes (cost: $536,000)		536

Bonds, notes & other debt instruments 20.60%
Corporate bonds, notes & loans 14.45%
Energy 2.24%
Antero Midstream Partners LP 5.375% 2029[7]	6,875	7,081
Antero Resources Corp. 7.625% 2029[7]	1,900	2,085
Antero Resources Corp. 5.375% 2030[7]	4,555	4,640
Apache Corp. 4.625% 2025	6,905	7,432
Apache Corp. 4.875% 2027	35,590	38,300
Apache Corp. 4.375% 2028	21,339	22,646
Apache Corp. 4.25% 2030	4,870	5,094
Apache Corp. 6.00% 2037	3,565	4,113
Apache Corp. 4.75% 2043	7,110	7,325
Apache Corp. 4.25% 2044	4,600	4,519
Apache Corp. 5.35% 2049	28,900	30,534
Ascent Resources - Utica LLC 7.00% 2026[7]	25,715	26,615
Ascent Resources - Utica LLC 9.00% 2027[7]	959	1,316
Ascent Resources - Utica LLC 8.25% 2028[7]	5,863	6,349
Ascent Resources - Utica LLC 5.875% 2029[7]	5,535	5,466
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[7,10,11]	6,827	7,497
Baker Hughes, a GE Co. 4.486% 2030	1,650	1,974
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[7]	9,771	10,531
BP Capital Markets America, Inc. 2.772% 2050	13,465	12,845
BP Capital Markets PLC 3.00% 2050	1,600	1,585
California Resources Corp. 7.125% 2026[7]	10,465	10,734
Canadian Natural Resources, Ltd. 2.05% 2025	3,150	3,250
Canadian Natural Resources, Ltd. 3.85% 2027	2,760	3,059
Canadian Natural Resources, Ltd. 2.95% 2030	11,058	11,584
Canadian Natural Resources, Ltd. 4.95% 2047	534	674
Cenovus Energy, Inc. 3.80% 2023	17,288	18,220
Cenovus Energy, Inc. 5.375% 2025	8,000	9,132
Cenovus Energy, Inc. 4.25% 2027	43,601	48,836
Cenovus Energy, Inc. 5.25% 2037	4,770	5,762
Cenovus Energy, Inc. 5.40% 2047	9,218	11,505
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	2,579
Cheniere Energy Partners LP 5.625% 2026	10,950	11,321
Cheniere Energy Partners LP 4.50% 2029	41,021	44,303
Cheniere Energy Partners LP 4.00% 2031[7]	32,605	34,530
Cheniere Energy, Inc. 5.125% 2027	31,000	36,351
Cheniere Energy, Inc. 4.625% 2028	46,970	49,648
Chesapeake Energy Corp. 4.875% 2022[12]	28,085	772
Chesapeake Energy Corp. 5.50% 2026[7]	17,240	18,021
Chesapeake Energy Corp. 5.875% 2029[7]	9,515	10,134
Chevron Corp. 1.995% 2027	3,947	4,126

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Chevron Corp. 3.078% 2050	$900	$954
Chevron USA, Inc. 1.018% 2027	4,823	4,771
Chevron USA, Inc. 3.25% 2029	1,900	2,124
Chevron USA, Inc. 4.95% 2047	2,550	3,500
Chevron USA, Inc. 4.20% 2049	1,200	1,514
CNX Resources Corp. 7.25% 2027[7]	23,775	25,395
CNX Resources Corp. 6.00% 2029[7]	8,260	8,769
Comstock Resources, Inc. 6.75% 2029[7]	17,565	18,377
Comstock Resources, Inc. 5.875% 2030[7]	14,700	14,809
ConocoPhillips 4.30% 2028[7]	9,550	11,219
Continental Resources, Inc. 5.75% 2031[7]	26,300	31,740
Convey Park Energy LLC 7.50% 2025[7]	396	411
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[7]	29,060	30,189
Devon Energy Corp. 4.50% 2030[7]	11,418	12,457
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,7,9,11]	2,025	2,025
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,9,11]	1,834	1,834
Diamondback Energy, Inc. 4.40% 2051	16,096	18,428
DT Midstream, Inc. 4.125% 2029[7]	8,935	9,176
DT Midstream, Inc. 4.375% 2031[7]	8,915	9,261
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	39,582
Enbridge Energy Partners LP 5.875% 2025	2,545	3,016
Enbridge Energy Partners LP 5.50% 2040	1,200	1,601
Enbridge Energy Partners LP 7.375% 2045	14,048	22,699
Enbridge Energy Partners LP, Series B, 7.50% 2038	6,000	9,144
Enbridge, Inc. 4.00% 2023	5,830	6,224
Enbridge, Inc. 2.50% 2025	3,500	3,689
Endeavor Energy Resources LP 6.625% 2025[7]	9,125	9,661
Energy Transfer Operating LP 5.875% 2024	629	695
Energy Transfer Operating LP 2.90% 2025	9,203	9,716
Energy Transfer Operating LP 3.75% 2030	16,115	17,596
Energy Transfer Operating LP 5.00% 2050	84,207	99,137
Energy Transfer Partners LP 4.50% 2024	2,170	2,363
Energy Transfer Partners LP 4.75% 2026	8,000	9,030
Energy Transfer Partners LP 4.20% 2027	7,263	8,124
Energy Transfer Partners LP 4.95% 2028	9,400	10,983
Energy Transfer Partners LP 6.125% 2045	7,449	9,592
Energy Transfer Partners LP 5.30% 2047	8,944	10,605
Energy Transfer Partners LP 6.00% 2048	8,153	10,404
Energy Transfer Partners LP 6.25% 2049	5,891	7,785
Enterprise Products Operating LLC 3.20% 2052	1,212	1,229
EQM Midstream Partners LP 4.125% 2026	3,036	3,076
EQM Midstream Partners LP 6.50% 2027[7]	34,680	38,974
EQM Midstream Partners LP 5.50% 2028	11,440	12,400
EQM Midstream Partners LP 4.50% 2029[7]	5,045	5,123
EQM Midstream Partners LP 4.75% 2031[7]	18,310	18,656
EQT Corp. 3.00% 2022	35,175	35,718
EQT Corp. 7.625% 2025[13]	22,569	26,111
EQT Corp. 3.90% 2027	1,950	2,118
EQT Corp. 5.00% 2029	2,485	2,813
EQT Corp. 8.50% 2030[13]	6,885	9,053
EQT Corp. 3.625% 2031[7]	2,115	2,243
Equinor ASA 3.00% 2027	7,000	7,655
Equinor ASA 3.625% 2028	5,265	5,995
Equinor ASA 3.25% 2049	7,583	8,224
Exxon Mobil Corp. 2.44% 2029	4,315	4,559
Exxon Mobil Corp. 2.61% 2030	1,700	1,825
Genesis Energy, LP 5.625% 2024	2,890	2,879
Genesis Energy, LP 6.50% 2025	20,779	20,694
Genesis Energy, LP 8.00% 2027	26,670	27,532
Harvest Midstream I, LP 7.50% 2028[7]	17,655	18,905
Hess Midstream Partners LP 5.125% 2028[7]	9,435	9,896
Hilcorp Energy I, LP 5.75% 2025[7]	11,400	11,558
Hilcorp Energy I, LP 5.75% 2029[7]	2,210	2,258
Hilcorp Energy I, LP 6.00% 2031[7]	16,005	16,755
Indigo Natural Resources LLC 5.375% 2029[7]	5,980	6,247
Kinder Morgan Energy Partners LP 5.00% 2043	20,000	24,648
Kinder Morgan, Inc. 3.60% 2051	10,000	10,485

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 1.75% 2026	$6,500	$6,610
MPLX LP 2.65% 2030	11,897	12,231
MPLX LP 4.70% 2048	7,500	8,831
MPLX LP 5.50% 2049	12,619	16,461
Nabors Industries, Inc. 5.75% 2025	2,625	2,234
New Fortress Energy, Inc. 6.50% 2026[7]	13,415	13,570
NGL Energy Operating LLC 7.50% 2026[7]	75,280	77,447
NGL Energy Partners LP 7.50% 2023	8,696	8,294
NGL Energy Partners LP 6.125% 2025	23,748	20,216
Northern Oil and Gas, Inc. 8.125% 2028[7]	12,210	12,805
NuStar Logistics LP 6.00% 2026	9,165	9,910
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	31,935	33,259
Oasis Petroleum, Inc. 6.375% 2026[7]	4,048	4,195
Occidental Petroleum Corp. 2.90% 2024	13,065	13,178
Occidental Petroleum Corp. 5.875% 2025	26,340	29,267
Occidental Petroleum Corp. 8.00% 2025	22,050	26,247
Occidental Petroleum Corp. 8.50% 2027	13,000	16,246
Occidental Petroleum Corp. 6.375% 2028	10,000	11,686
Occidental Petroleum Corp. 3.50% 2029	4,530	4,530
Occidental Petroleum Corp. 6.625% 2030	11,445	13,980
Occidental Petroleum Corp. 8.875% 2030	34,900	47,141
Occidental Petroleum Corp. 6.125% 2031	8,675	10,260
Occidental Petroleum Corp. 6.45% 2036	1,095	1,324
Occidental Petroleum Corp. 6.60% 2046	2,000	2,463
ONEOK, Inc. 2.20% 2025	413	428
ONEOK, Inc. 5.85% 2026	16,293	19,311
ONEOK, Inc. 3.10% 2030	1,154	1,223
ONEOK, Inc. 6.35% 2031	7,405	9,647
ONEOK, Inc. 5.20% 2048	5,652	7,061
ONEOK, Inc. 4.45% 2049	960	1,096
ONEOK, Inc. 4.50% 2050	2,530	2,885
ONEOK, Inc. 7.15% 2051	3,048	4,561
Peabody Energy Corp. 2.50% PIK and 6.00% Cash 2024[7,9]	7,471	6,010
Petrobras Global Finance Co. 5.60% 2031	8,000	8,914
Petrobras Global Finance Co. 6.90% 2049	5,330	6,256
Petrobras Global Finance Co. 6.75% 2050	23,640	27,025
Petróleos Mexicanos 4.875% 2022	26,245	26,644
Petróleos Mexicanos 5.375% 2022	4,165	4,263
Petróleos Mexicanos 3.50% 2023	3,325	3,389
Petróleos Mexicanos 4.625% 2023	4,243	4,426
Petróleos Mexicanos 6.875% 2025[7]	16,543	18,238
Petróleos Mexicanos 6.875% 2025	2,412	2,659
Petróleos Mexicanos 6.875% 2026	77,241	85,106
Petróleos Mexicanos 6.50% 2027	72,935	77,329
Petróleos Mexicanos 6.50% 2029	300	312
Petróleos Mexicanos 6.84% 2030	16,936	17,689
Phillips 66 2.15% 2030	3,995	3,956
Pioneer Natural Resources Company 1.125% 2026	3,586	3,569
Pioneer Natural Resources Company 2.15% 2031	9,744	9,633
Plains All American Pipeline LP 3.80% 2030	1,361	1,478
Precision Drilling Corp. 6.875% 2029[7]	2,960	3,049
Qatar Petroleum 1.375% 2026[7]	8,000	8,029
Qatar Petroleum 2.25% 2031[7]	17,000	17,227
Range Resources Corp. 4.875% 2025	4,875	5,068
Range Resources Corp. 8.25% 2029[7]	13,390	14,844
Rattler Midstream Partners LP 5.625% 2025[7]	4,800	5,017
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	12,145
SA Global Sukuk, Ltd. 0.946% 2024[7]	22,000	21,999
SA Global Sukuk, Ltd. 1.602% 2026[7]	65,125	65,228
SA Global Sukuk, Ltd. 2.694% 2031[7]	20,585	21,139
Sabine Pass Liquefaction, LLC 5.625% 2023[13]	9,500	10,177
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,204
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,386
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,500
Sabine Pass Liquefaction, LLC 4.50% 2030	16,532	19,359
Sanchez Energy Corp. 7.25% 2023[7,12]	5,374	148
Saudi Arabian Oil Co. 2.875% 2024[7]	7,813	8,216

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 1.625% 2025[7]	$589	$596
Saudi Arabian Oil Co. 3.50% 2029[7]	3,207	3,513
Saudi Arabian Oil Co. 2.25% 2030[7]	1,326	1,316
SM Energy Co. 6.50% 2028	2,905	2,898
Southwestern Energy Co. 6.45% 2025[13]	29,775	32,640
Southwestern Energy Co. 7.50% 2026	22,445	23,703
Southwestern Energy Co. 7.75% 2027	2,890	3,103
Southwestern Energy Co. 8.375% 2028	7,640	8,548
Statoil ASA 2.75% 2021	3,085	3,106
Statoil ASA 3.25% 2024	850	920
Statoil ASA 4.25% 2041	3,000	3,709
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[7]	6,125	6,380
Suncor Energy, Inc. 3.10% 2025	6,146	6,594
Suncor Energy, Inc. 3.75% 2051	2,620	2,912
Sunoco Logistics Operating Partners LP 4.00% 2027	5,586	6,241
Sunoco Logistics Operating Partners LP 5.40% 2047	14,364	17,361
Sunoco LP 6.00% 2027	12,160	12,708
Sunoco LP 5.875% 2028	12,700	13,412
Sunoco LP 4.50% 2029	4,600	4,715
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[7]	3,825	3,940
Tallgrass Energy Partners, LP 7.50% 2025[7]	4,800	5,221
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[3,4,10,11]	51	46
Targa Resources Partners LP 5.875% 2026	5,125	5,368
Targa Resources Partners LP 6.50% 2027	4,740	5,155
Targa Resources Partners LP 6.875% 2029	9,385	10,553
Targa Resources Partners LP 5.50% 2030	17,700	19,535
Targa Resources Partners LP 4.875% 2031[7]	4,680	5,067
Targa Resources Partners LP 4.00% 2032[7]	7,700	7,970
Teekay Corp. 9.25% 2022[7]	22,090	22,891
Teekay Offshore Partners LP 8.50% 2023[7]	14,400	13,249
Total Capital International 3.127% 2050	8,100	8,486
Total SE 2.986% 2041	19,151	20,131
Total SE 3.386% 2060	4,100	4,454
TransCanada PipeLines, Ltd. 4.10% 2030	5,254	6,091
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,600	1,838
Transocean Guardian, Ltd. 5.875% 2024[7]	7,273	6,900
Transocean Poseidon, Ltd. 6.875% 2027[7]	8,235	8,049
Transocean, Inc. 6.125% 2025[7]	4,436	4,386
Valero Energy Corp. 4.00% 2029	6,000	6,734
Vine Energy Holdings LLC 6.75% 2029[7]	180	188
Weatherford International PLC 8.75% 2024[7]	23,290	24,280
Weatherford International PLC 11.00% 2024[7]	46,231	47,926
Western Gas Partners LP 4.50% 2028	30,415	32,767
Western Gas Partners LP 5.45% 2044	1,210	1,363
Western Midstream Operating, LP 4.35% 2025[13]	9,602	10,071
Western Midstream Operating, LP 4.75% 2028	3,495	3,801
Western Midstream Operating, LP 5.30% 2030[13]	5,750	6,463
Williams Companies, Inc. 3.50% 2030	12,485	13,808
		2,828,050

Financials 2.08%
ACE INA Holdings, Inc. 2.875% 2022	765	787
ACE INA Holdings, Inc. 3.35% 2026	765	844
Advisor Group Holdings, LLC 6.25% 2028[7]	28,958	30,437
AerCap Holdings NV 4.50% 2023	10,000	10,705
AerCap Holdings NV 6.50% 2025	4,315	5,054
AG Merger Sub II, Inc. 10.75% 2027[7]	38,257	42,370
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	22,331	23,337
Ally Financial, Inc. 8.00% 2031	11,764	16,848
American International Group, Inc. 2.50% 2025	25,000	26,409
American International Group, Inc. 3.40% 2030	4,100	4,536
American International Group, Inc. 4.375% 2050	3,450	4,370
AmWINS Group, Inc. 4.875% 2029[7]	6,375	6,510
Aretec Escrow Issuer, Inc. 7.50% 2029[7]	20,335	21,478
Arthur J. Gallagher & Co. 2.50% 2031	2,774	2,818
AssuredPartners, Inc. 8.00% 2027[7]	19,114	20,334
AssuredPartners, Inc. 5.625% 2029[7]	9,385	9,329

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
AXA Equitable Holdings, Inc. 5.00% 2048	$1,500	$1,953
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[13]	8,245	8,596
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[13]	10,750	11,271
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[13]	7,500	7,495
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[13]	9,700	9,757
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[13]	6,295	6,399
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[13]	5,400	5,937
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[13]	18,116	18,460
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[13]	20,000	19,694
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	33,447	33,009
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[13]	44,701	45,207
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	359	395
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	225
Bank of Nova Scotia 1.625% 2023	8,000	8,189
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	11,401
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,13]	5,750	6,048
BNP Paribas 3.375% 2025[7]	22,125	23,840
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[7,13]	22,950	23,759
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[7,13]	12,125	12,022
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[7,13]	5,200	5,411
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[13]	11,575	12,189
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[13]	7,300	7,822
Citigroup, Inc. 4.60% 2026	3,875	4,443
Citigroup, Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[13]	700	777
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[13]	2,400	2,570
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[13]	14,800	15,341
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[13]	3,000	3,529
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 1/30/2023)[13]	100	105
CME Group, Inc. 3.75% 2028	6,875	7,914
Commonwealth Bank of Australia 3.35% 2024	800	864
Commonwealth Bank of Australia 3.35% 2024[7]	675	729
Compass Diversified Holdings 5.25% 2029[7]	30,740	31,931
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,13]	10,675	10,932
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[7,13]	4,900	4,864
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,13]	4,750	4,903
Credit Suisse Group AG 3.80% 2023	14,925	15,799
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,13]	1,275	1,330
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,13]	13,800	14,216
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[7,13]	16,300	16,075
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,13]	1,975	2,196
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,13]	10,408	11,879
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[7,13]	15,601	16,320
Danske Bank AS 3.875% 2023[7]	9,604	10,222
Deutsche Bank AG 4.25% 2021	725	731
Deutsche Bank AG 3.30% 2022	460	476
Deutsche Bank AG 5.00% 2022	3,875	3,967
Deutsche Bank AG 3.95% 2023	5,345	5,609
Deutsche Bank AG 0.898% 2024	7,500	7,496
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[13]	21,775	22,356
Deutsche Bank AG 3.70% 2024	12,650	13,560
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[13]	89,325	97,098
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[13]	37,898	38,756
Deutsche Bank AG 4.10% 2026	33,957	37,452
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[13]	6,450	6,980
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[13]	3,625	3,755
FS Energy and Power Fund 7.50% 2023[7]	30,250	31,479
GE Capital Funding, LLC 4.05% 2027	12,025	13,723
GE Capital Funding, LLC 4.40% 2030	23,000	27,086
Goldman Sachs Group, Inc. 5.75% 2022	20,000	20,524
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[13]	10,904	11,162
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[13]	1,100	1,180
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[13]	11,625	11,558

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[13]	$10,650	$10,707
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[13]	17,000	17,108
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[13]	8,000	8,935
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[13]	16,000	16,301
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[13]	6,523	6,766
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[13]	7,500	7,954
Groupe BPCE SA 5.70% 2023[7]	16,825	18,592
Groupe BPCE SA 5.15% 2024[7]	18,160	20,206
Groupe BPCE SA 1.00% 2026[7]	14,400	14,327
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,13]	6,925	6,994
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,13]	7,675	7,641
Hightower Holding, LLC 6.75% 2029[7]	18,240	18,585
HSBC Holdings PLC 4.25% 2024	9,000	9,735
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[13]	14,000	14,463
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[13]	5,750	6,698
HUB International, Ltd. 7.00% 2026[7]	28,461	29,500
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,505
Icahn Enterprises Finance Corp. 4.375% 2029	9,625	9,778
Intercontinental Exchange, Inc. 2.65% 2040	12,025	11,866
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,580
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,728
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,843
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	162,330
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	48,782
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	10,165
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	3,084
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[13]	5,400	5,681
JPMorgan Chase & Co. 3.875% 2024	150	163
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[13]	10,583	10,633
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[13]	250	261
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[13]	23,150	24,009
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[13]	4,400	4,549
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[13]	350	388
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[13]	17,995	18,342
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[13]	4,100	4,268
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[13]	5,012	5,218
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[13]	16,675	17,783
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[13]	16,675	18,166
JPMorgan Chase & Co., Series Z, 3.976% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.80% on 8/2/2021)[13]	30,000	30,147
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[13]	25,901	28,621
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[13]	8,320	8,532
Ladder Capital Corp. 5.25% 2022[7]	2,150	2,156
Ladder Capital Corp. 4.25% 2027[7]	16,519	16,512
Liberty Mutual Group, Inc. 4.25% 2023[7]	971	1,036
Liberty Mutual Group, Inc. 4.569% 2029[7]	3,429	4,049
Lloyds Banking Group PLC 4.05% 2023	6,000	6,420
Lloyds Banking Group PLC 4.582% 2025	7,000	7,894
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[13]	5,600	5,868
Lloyds Banking Group PLC 4.375% 2028	3,950	4,576
LPL Financial Holdings, Inc. 4.625% 2027[7]	35,125	36,341
LPL Financial Holdings, Inc. 4.375% 2031[7]	18,345	18,827
MGIC Investment Corp. 5.25% 2028	5,075	5,405
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,912
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[13]	17,000	17,208
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[13]	5,200	5,233
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[13]	13,000	13,142
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[13]	4,100	4,071
Morgan Stanley 3.70% 2024	600	656
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[13]	8,500	8,517

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[13]	$12,500	$12,371
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[13]	8,500	8,577
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[13]	9,869	10,022
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[13]	15,000	14,750
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[13]	8,500	8,581
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[13]	2,854	3,077
MSCI, Inc. 5.375% 2027[7]	13,336	14,197
MSCI, Inc. 4.00% 2029[7]	19,500	20,820
MSCI, Inc. 3.625% 2031[7]	11,825	12,517
MSCI, Inc. 3.875% 2031[7]	11,064	11,771
National Financial Partners Corp. 6.875% 2028[7]	17,826	18,576
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	4,000
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.409% 2024[7,11]	8,150	8,159
Navient Corp. 6.50% 2022	7,115	7,443
Navient Corp. 5.50% 2023	54,096	56,803
Navient Corp. 7.25% 2023	2,700	2,977
Navient Corp. 5.875% 2024	14,665	16,029
Navient Corp. 6.125% 2024	29,925	32,508
Navient Corp. 5.00% 2027	16,025	16,687
Navient Corp. 5.625% 2033	10,990	10,689
Owl Rock Capital Corp. 4.625% 2024[7]	9,285	9,917
Owl Rock Capital Corp. 3.75% 2025	12,173	12,953
Owl Rock Capital Corp. 4.00% 2025	449	480
Owl Rock Capital Corp. 3.375% 2026	5,700	5,996
Owl Rock Capital Corp. 2.625% 2027	20,000	20,257
PNC Financial Services Group, Inc. 2.854% 2022[13]	8,395	8,673
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,260
PNC Financial Services Group, Inc., Series O, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.678% on 8/1/2021)[13]	80	80
Prudential Financial, Inc. 4.35% 2050	7,000	8,944
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[13]	1,850	1,983
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[13]	4,000	4,733
Quicken Loans, LLC 3.625% 2029[7]	6,645	6,671
Rabobank Nederland 2.75% 2022	2,825	2,857
Rabobank Nederland 4.375% 2025	9,000	10,099
Royal Bank of Canada 1.15% 2025	12,367	12,491
Santander Holdings USA, Inc. 4.45% 2021	2,172	2,194
Santander Holdings USA, Inc. 3.70% 2022	6,950	7,078
Santander Holdings USA, Inc. 3.40% 2023	12,500	13,006
Santander Holdings USA, Inc. 3.50% 2024	11,250	12,047
Springleaf Finance Corp. 6.125% 2024	20,000	21,550
Starwood Property Trust, Inc. 5.00% 2021	30,716	30,859
Starwood Property Trust, Inc. 5.50% 2023[7]	5,400	5,670
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,13]	3,800	4,356
Synchrony Financial 2.85% 2022	7,075	7,231
Synchrony Financial 4.375% 2024	5,095	5,550
Toronto-Dominion Bank 0.75% 2025	6,575	6,544
U.S. Bancorp 3.70% 2024	10,000	10,787
U.S. Bancorp 2.375% 2026	6,000	6,385
UBS Group AG 4.125% 2025[7]	4,425	4,957
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,13]	4,000	3,991
UniCredit SpA 3.75% 2022[7]	27,048	27,627
UniCredit SpA 6.572% 2022[7]	42,725	43,821
UniCredit SpA 4.625% 2027[7]	1,730	1,957
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,13]	23,729	26,446
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[7,13]	13,894	16,900
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,13]	1,260	1,394
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[13]	6,500	6,641
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[13]	25,175	26,337
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[13]	12,000	12,502
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[13]	9,350	9,738
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[13]	3,950	4,137

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[13]	$281	$312
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[13]	4,875	5,215
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[13]	13,850	14,476
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[13]	4,150	5,796
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[13]	7,000	7,315
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[13]	11,150	11,149
Westpac Banking Corp. 2.963% 2040	5,075	5,121
		2,633,926

Consumer discretionary 1.82%
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	18,004
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	23,062
Allied Universal Holdco LLC 4.625% 2028[7]	14,595	14,668
Allied Universal Holdco LLC 6.00% 2029[7]	6,565	6,582
Amazon.com, Inc. 3.10% 2051	3,991	4,309
Amazon.com, Inc. 2.70% 2060	8,300	8,170
Amazon.com, Inc. 3.25% 2061	3,985	4,380
Atlas LuxCo 4 SARL 4.625% 2028[7]	10,045	10,058
Bayerische Motoren Werke AG 0.80% 2024[7]	10,210	10,284
Boyd Gaming Corp. 8.625% 2025[7]	5,715	6,244
Boyd Gaming Corp. 4.75% 2027	22,130	22,960
Boyd Gaming Corp. 4.75% 2031[7]	4,745	4,915
Boyne USA, Inc. 4.75% 2029[7]	6,170	6,371
Caesars Entertainment, Inc. 6.25% 2025[7]	21,365	22,589
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,284
Carnival Corp. 11.50% 2023[7]	7,091	8,004
Carnival Corp. 4.00% 2028[7]	13,250	13,212
Carvana Co. 5.625% 2025[7]	2,770	2,880
Carvana Co. 5.50% 2027[7]	10,285	10,658
Carvana Co. 5.875% 2028[7]	15,380	16,313
Cedar Fair LP / Canadas Wonderland Co./Magnum Management Corp. / Millennium Operations LLC 5.50% 2025[7]	14,400	14,958
Cirsa Gaming Corp. SA 7.875% 2023[7]	21,317	21,743
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	850	865
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,345
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	10,062
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,171
Dana, Inc. 5.625% 2028	15,970	17,219
Dana, Inc. 4.25% 2030	6,110	6,358
First Student Bidco, Inc. / First Transit Parent Inc. 4.00% 2029[7]	21,155	21,208
Ford Motor Co. 8.50% 2023	12,074	13,420
Ford Motor Co. 9.00% 2025	8,656	10,666
Ford Motor Credit Company LLC 5.875% 2021	750	750
Ford Motor Credit Company LLC 3.087% 2023	35,000	35,705
Ford Motor Credit Company LLC 3.096% 2023	15,800	16,138
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,660
Ford Motor Credit Company LLC 4.375% 2023	6,550	6,881
Ford Motor Credit Company LLC 3.664% 2024	14,290	14,952
Ford Motor Credit Company LLC 3.81% 2024	20,790	21,726
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,762
Ford Motor Credit Company LLC 5.584% 2024	10,134	11,057
Ford Motor Credit Company LLC 3.375% 2025	17,250	18,030
Ford Motor Credit Company LLC 5.125% 2025	70,145	77,335
Ford Motor Credit Company LLC 4.542% 2026	28,290	30,768
Ford Motor Credit Company LLC 3.815% 2027	8,715	9,173
Ford Motor Credit Company LLC 4.125% 2027	90,310	96,745
Ford Motor Credit Company LLC 4.271% 2027	117,666	127,044
Ford Motor Credit Company LLC 2.90% 2028	19,180	19,230
Ford Motor Credit Company LLC 5.113% 2029	25,589	29,009
Ford Motor Credit Company LLC 4.00% 2030	24,614	26,063
General Motors Company 5.40% 2023	1,066	1,170
General Motors Company 4.35% 2025	6,329	7,019
General Motors Company 6.125% 2025	10,602	12,559
General Motors Company 6.80% 2027	2,330	2,968
General Motors Company 5.00% 2035	3,750	4,614

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Company 6.60% 2036	$9,460	$13,113
General Motors Company 5.20% 2045	3,200	4,008
General Motors Company 6.75% 2046	15,230	22,264
General Motors Company 5.40% 2048	1,150	1,469
General Motors Company 5.95% 2049	8,000	10,976
General Motors Financial Co. 3.15% 2022	75	77
General Motors Financial Co. 3.45% 2022	3,500	3,540
General Motors Financial Co. 3.55% 2022	8,518	8,763
General Motors Financial Co. 3.25% 2023	15,026	15,582
General Motors Financial Co. 3.70% 2023	5,111	5,349
General Motors Financial Co. 5.20% 2023	22,663	24,315
General Motors Financial Co. 1.05% 2024	5,779	5,829
General Motors Financial Co. 3.50% 2024	9,404	10,108
General Motors Financial Co. 5.10% 2024	10,611	11,681
General Motors Financial Co. 2.75% 2025	6,908	7,306
General Motors Financial Co. 4.00% 2025	1,760	1,925
General Motors Financial Co. 4.30% 2025	534	593
General Motors Financial Co. 1.25% 2026	8,100	8,102
General Motors Financial Co. 1.50% 2026	17,000	17,063
General Motors Financial Co. 4.00% 2026	2,000	2,222
General Motors Financial Co. 5.25% 2026	4,938	5,730
General Motors Financial Co. 2.70% 2027	12,000	12,591
General Motors Financial Co. 2.40% 2028	5,825	5,983
General Motors Financial Co. 2.35% 2031	16,900	16,937
General Motors Financial Co. 2.70% 2031	4,625	4,742
Hanesbrands, Inc. 4.625% 2024[7]	16,350	17,339
Hanesbrands, Inc. 5.375% 2025[7]	7,170	7,550
Hanesbrands, Inc. 4.875% 2026[7]	33,027	35,649
Hilton Grand Vacations Borrower 5.00% 2029[7]	8,390	8,476
Hilton Worldwide Holdings, Inc. 4.875% 2030	16,185	17,384
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	20,215	20,717
Home Depot, Inc. 3.90% 2028	1,150	1,343
Home Depot, Inc. 2.95% 2029	5,000	5,527
Home Depot, Inc. 1.375% 2031	25,718	24,972
Home Depot, Inc. 5.95% 2041	12,500	18,526
Home Depot, Inc. 4.50% 2048	601	806
Home Depot, Inc. 2.375% 2051	10,000	9,491
Hyundai Capital America 2.85% 2022[7]	8,235	8,469
Hyundai Capital America 3.10% 2022[7]	9,720	9,902
Hyundai Capital America 3.25% 2022[7]	11,817	12,155
Hyundai Capital America 3.95% 2022[7]	8,000	8,137
Hyundai Capital America 1.25% 2023[7]	7,561	7,630
Hyundai Capital America 2.375% 2023[7]	21,815	22,374
Hyundai Capital America 5.75% 2023[7]	5,000	5,411
Hyundai Capital America 0.875% 2024[7]	8,000	7,989
Hyundai Capital America 1.80% 2025[7]	1,871	1,906
Hyundai Capital America 2.65% 2025[7]	28,554	29,965
Hyundai Capital America 5.875% 2025[7]	5,000	5,809
Hyundai Capital America 1.30% 2026[7]	9,000	8,958
Hyundai Capital America 1.50% 2026[7]	6,225	6,221
Hyundai Capital America 2.375% 2027[7]	1,169	1,208
Hyundai Capital America 3.00% 2027[7]	22,765	24,355
Hyundai Capital America 1.80% 2028[7]	9,000	8,990
Hyundai Capital America 2.00% 2028[7]	4,000	4,008
Hyundai Capital Services, Inc. 1.25% 2026[7]	3,490	3,455
International Game Technology PLC 6.50% 2025[7]	19,030	21,258
International Game Technology PLC 5.25% 2029[7]	38,475	41,121
Levi Strauss & Co. 3.50% 2031[7]	6,305	6,480
Limited Brands, Inc. 6.625% 2030[7]	7,165	8,276
Limited Brands, Inc. 6.875% 2035	5,478	7,057
Lithia Motors, Inc. 3.875% 2029[7]	8,630	9,100
Lithia Motors, Inc. 4.375% 2031[7]	4,550	4,968
Marriott International, Inc. 5.75% 2025	4,999	5,772
Marriott International, Inc. 3.125% 2026	660	707
Marriott Ownership Resorts, Inc. 4.50% 2029[7]	2,595	2,615
Melco International Development, Ltd. 5.75% 2028[7]	17,490	18,158
Merlin Entertainment 5.75% 2026[7]	6,910	7,221

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MGM Growth Properties LLC 5.625% 2024	$3,505	$3,798
MGM Growth Properties LLC 4.625% 2025[7]	15,715	16,744
MGM Growth Properties LLC 3.875% 2029[7]	27,355	28,097
MGM Resorts International 6.00% 2023	5,355	5,665
MGM Resorts International 5.50% 2027	3,617	3,935
Midwest Gaming Borrower, LLC 4.875% 2029[7]	13,870	13,986
Mohegan Gaming & Entertainment 8.00% 2026[7]	34,825	36,303
Neiman Marcus Group, LLC 7.125% 2026[7]	5,920	6,327
Newell Rubbermaid, Inc. 4.875% 2025	6,570	7,295
Newell Rubbermaid, Inc. 5.875% 2036[13]	1,010	1,286
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	10,105
Nissan Motor Co., Ltd. 3.043% 2023[7]	400	417
Nissan Motor Co., Ltd. 3.522% 2025[7]	800	858
Nissan Motor Co., Ltd. 2.00% 2026[7]	17,000	17,300
Nissan Motor Co., Ltd. 4.345% 2027[7]	4,070	4,524
Nissan Motor Co., Ltd. 2.75% 2028[7]	15,850	16,197
Nissan Motor Co., Ltd. 4.81% 2030[7]	27,800	31,780
Panther BF Aggregator 2, LP 6.25% 2026[7]	10,792	11,426
Panther BF Aggregator 2, LP 8.50% 2027[7]	21,485	23,231
Party City Holdings, Inc. 8.75% 2026[7]	6,204	6,576
Real Hero Merger Sub 2, Inc. 6.25% 2029[7]	1,550	1,604
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	8,530	9,777
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	11,255	11,000
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	24,705	25,484
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	10,311	11,219
Sands China, Ltd. 3.80% 2026	8,325	8,978
Scientific Games Corp. 8.625% 2025[7]	12,910	13,959
Scientific Games Corp. 8.25% 2026[7]	41,310	43,892
Scientific Games Corp. 7.00% 2028[7]	11,129	12,014
Scientific Games Corp. 7.25% 2029[7]	16,515	18,561
Six Flags Entertainment Corp. 4.875% 2024[7]	11,570	11,657
Six Flags Theme Parks, Inc. 7.00% 2025[7]	3,500	3,748
Starbucks Corp. 3.50% 2050	1,400	1,557
Tempur Sealy International, Inc. 4.00% 2029[7]	4,710	4,837
Toyota Motor Credit Corp. 0.45% 2024	25,283	25,284
Toyota Motor Credit Corp. 0.80% 2026	13,440	13,364
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,495
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[10,11]	8,454	8,442
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,668
VICI Properties LP 4.25% 2026[7]	3,660	3,812
VICI Properties LP 4.625% 2029[7]	6,565	7,045
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	7,495	7,649
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	10,475	10,802
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	32,040	33,752
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,750	2,779
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	3,150	3,232
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	1,650	1,682
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	2,000	2,087
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,365	7,946
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	5,163
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	5,665	5,689
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,853
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	2,911	3,313
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,697
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,394
WASH Multifamily Acquisition, Inc. 5.75% 2026[7]	12,245	12,827
Wyndham Destinations, Inc. 4.625% 2030[7]	5,750	5,960
Wyndham Worldwide Corp. 4.375% 2028[7]	8,255	8,544
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	21,123	21,677
Wynn Resorts, Ltd. 7.75% 2025[7]	20,005	21,337
Wynn Resorts, Ltd. 5.125% 2029[7]	8,304	8,645
		2,300,318

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 1.64%
Abbott Laboratories 3.75% 2026	$3,539	$4,034
AbbVie, Inc. 3.45% 2022	8,300	8,418
AbbVie, Inc. 2.60% 2024	6,000	6,352
AbbVie, Inc. 2.95% 2026	2,890	3,135
AbbVie, Inc. 4.55% 2035	6,750	8,295
AbbVie, Inc. 4.30% 2036	1,003	1,213
AbbVie, Inc. 4.75% 2045	1,203	1,537
AmerisourceBergen Corp. 0.737% 2023	9,914	9,933
Amgen, Inc. 2.20% 2027	2,915	3,068
Anthem, Inc. 2.375% 2025	2,046	2,151
AstraZeneca Finance LLC 1.20% 2026	10,098	10,189
AstraZeneca Finance LLC 1.75% 2028	5,612	5,715
AstraZeneca Finance LLC 2.25% 2031	350	364
AstraZeneca PLC 3.375% 2025	4,500	4,963
AstraZeneca PLC 3.00% 2051	1,146	1,226
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.842% 2026[10,11]	20,993	20,715
Avantor Funding, Inc. 4.625% 2028[7]	18,470	19,463
Bausch Health Companies, Inc. 9.25% 2026[7]	7,650	8,291
Bausch Health Companies, Inc. 4.875% 2028[7]	14,620	15,104
Bausch Health Companies, Inc. 5.00% 2028[7]	5,859	5,595
Bausch Health Companies, Inc. 7.00% 2028[7]	9,470	9,957
Bausch Health Companies, Inc. 5.25% 2031[7]	17,185	16,133
Bayer US Finance II LLC 3.875% 2023[7]	3,850	4,121
Bayer US Finance II LLC 4.25% 2025[7]	20,143	22,527
Bayer US Finance II LLC 4.40% 2044[7]	13,090	15,614
Becton, Dickinson and Company 3.70% 2027	6,000	6,705
Boston Scientific Corp. 1.90% 2025	9,109	9,453
Boston Scientific Corp. 3.85% 2025	2,543	2,819
Catalent Pharma Solutions, Inc. 5.00% 2027[7]	1,407	1,477
Catalent, Inc. 3.125% 2029[7]	17,495	17,168
Centene Corp. 5.375% 2026[7]	6,740	7,029
Centene Corp. 4.25% 2027	51,990	54,914
Centene Corp. 2.45% 2028	31,640	32,117
Centene Corp. 4.625% 2029	82,420	90,431
Centene Corp. 3.00% 2030	28,035	29,175
Centene Corp. 3.375% 2030	29,100	30,403
Centene Corp. 2.50% 2031	12,110	12,143
Centene Corp. 2.625% 2031	2,630	2,653
Charles River Laboratories International, Inc. 4.25% 2028[7]	13,815	14,467
Charles River Laboratories International, Inc. 3.75% 2029[7]	2,500	2,572
Cigna Corp. 4.80% 2038	3,830	4,864
Community Health Systems, Inc. 5.625% 2027[7]	4,815	5,104
Community Health Systems, Inc. 6.00% 2029[7]	8,870	9,448
CVS Health Corp. 1.30% 2027	15,523	15,432
DaVita, Inc. 4.625% 2030[7]	20,900	21,631
Eli Lilly and Company 3.375% 2029	3,330	3,784
Encompass Health Corp. 4.50% 2028	19,802	20,594
Encompass Health Corp. 4.75% 2030	4,560	4,879
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	28,561	28,688
Endo International PLC 5.75% 2022[7]	30,445	30,102
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	6,845	6,812
GlaxoSmithKline PLC 3.625% 2025	5,915	6,549
HCA, Inc. 5.375% 2025	3,560	4,039
HCA, Inc. 5.375% 2026	6,680	7,774
HCA, Inc. 5.875% 2026	13,870	16,141
HCA, Inc. 5.625% 2028	15,390	18,527
HCA, Inc. 3.50% 2030	13,734	14,923
HealthSouth Corp. 5.75% 2025	12,472	12,841
Iqvia, Inc. 5.00% 2027[7]	8,320	8,685
Jaguar Holding Co. II 4.625% 2025[7]	5,145	5,394
Jaguar Holding Co. II 5.00% 2028[7]	7,050	7,606
Jazz Securities DAC 4.375% 2029[7]	5,125	5,349
Mallinckrodt PLC 10.00% 2025[7]	26,085	29,185
Molina Healthcare, Inc. 5.375% 2022	30,815	32,195
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	5,070
Molina Healthcare, Inc. 3.875% 2030[7]	12,815	13,611

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Novant Health, Inc. 3.168% 2051	$6,000	$6,572
Novartis Capital Corp. 2.00% 2027	3,090	3,236
Organon Finance 1 LLC 4.125% 2028[7]	25,670	26,356
Organon Finance 1 LLC 5.125% 2031[7]	11,510	11,870
Owens & Minor, Inc. 4.375% 2024	32,762	34,529
Owens & Minor, Inc. 4.50% 2029[7]	30,390	31,189
Par Pharmaceutical, Inc. 7.50% 2027[7]	51,548	52,651
Pfizer, Inc. 3.45% 2029	9,000	10,240
Radiology Partners, Inc. 9.25% 2028[7]	21,890	23,666
Rede D’Or Finance SARL 4.95% 2028	1,820	1,934
Rede D’Or Finance SARL 4.50% 2030	10,840	11,075
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[3,4,5,9,10,11]	17,289	17,289
RP Escrow Issuer, LLC 5.25% 2025[7]	6,290	6,454
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	19,958
Shire PLC 2.875% 2023	4,425	4,627
Summa Health 3.511% 2051	2,650	2,914
Surgery Center Holdings 10.00% 2027[7]	13,180	14,414
Syneos Health, Inc. 3.625% 2029[7]	12,340	12,278
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	13,999
Tenet Healthcare Corp. 4.625% 2024	22,866	23,209
Tenet Healthcare Corp. 4.875% 2026[7]	85,230	88,107
Tenet Healthcare Corp. 5.125% 2027[7]	13,695	14,363
Tenet Healthcare Corp. 4.25% 2029[7]	10,940	11,172
Teva Pharmaceutical Finance Co. BV 2.80% 2023	130,244	128,909
Teva Pharmaceutical Finance Co. BV 6.00% 2024	83,469	87,799
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	33,951
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,630	82,278
Teva Pharmaceutical Finance Co. BV 6.75% 2028	196,340	217,692
Teva Pharmaceutical Finance Co. BV 4.10% 2046	81,095	71,709
UnitedHealth Group, Inc. 1.15% 2026	5,633	5,688
UnitedHealth Group, Inc. 2.30% 2031	4,934	5,136
UnitedHealth Group, Inc. 3.05% 2041	8,325	8,937
UnitedHealth Group, Inc. 3.25% 2051	5,379	5,954
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	13,550	13,855
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	70,910	72,461
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	17,605
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	5,175	5,602
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,589
		2,070,133

Communication services 1.61%
Alphabet, Inc. 2.25% 2060	3,900	3,551
Altice France SA 5.125% 2029[7]	67,122	67,703
AT&T, Inc. 0.90% 2024	18,000	18,051
AT&T, Inc. 1.70% 2026	27,000	27,425
AT&T, Inc. 1.65% 2028	7,175	7,188
AT&T, Inc. 3.50% 2053[7]	17,434	18,057
British Telecommunications PLC 9.625% 2030[13]	4,011	6,205
Cablevision Systems Corp. 5.375% 2028[7]	8,500	8,994
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	23,011	23,858
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	26,625	27,890
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,909
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	16,050	16,873
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	30,299
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	12,888
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	20,100	20,764
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,275	20,929
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	19,415	20,380
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	28,750	29,967
Centerfield Media Parent, Inc. 6.625% 2026[7]	5,330	5,449
CenturyLink, Inc. 6.75% 2023	6,075	6,732
CenturyLink, Inc. 7.50% 2024	5,800	6,531
CenturyLink, Inc. 5.125% 2026[7]	11,175	11,628
CenturyLink, Inc. 4.00% 2027[7]	45,226	46,526
CenturyLink, Inc. 7.65% 2042	270	306
CenturyLink, Inc., Series T, 5.80% 2022	5,100	5,240

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Cinemark USA, Inc. 5.875% 2026[7]	$11,750	$11,559
Cinemark USA, Inc. 5.25% 2028[7]	7,340	6,909
Cogent Communications Group, Inc. 3.50% 2026[7]	10,700	11,035
Comcast Corp. 6.45% 2037	25,000	36,928
Comcast Corp. 4.60% 2038	9,000	11,350
Deutsche Telekom International Finance BV 9.25% 2032	13,095	21,395
Diamond Sports Group LLC 5.375% 2026[7]	6,912	4,018
Diamond Sports Group LLC 6.625% 2027[7]	26,485	10,546
Directv Financing LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[10,11]	14,420	14,412
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	16,090	16,656
Discovery Communications, Inc. 3.625% 2030	6,363	7,025
DISH DBS Corp. 5.125% 2029[7]	17,200	17,073
Embarq Corp. 7.995% 2036	25,220	28,286
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[10,11]	1,365	1,362
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[10,11]	1,950	2,017
Fox Corp. 4.03% 2024	1,120	1,212
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	23,366
Frontier Communications Corp. 5.875% 2027[7]	20,705	22,163
Frontier Communications Corp. 5.00% 2028[7]	35,050	36,302
Frontier Communications Corp. 6.75% 2029[7]	43,798	46,733
Gray Television, Inc. 7.00% 2027[7]	17,880	19,162
iHeartCommunications, Inc. 5.25% 2027[7]	16,450	17,169
Inmarsat PLC 6.75% 2026[7]	16,600	17,472
Intelsat Jackson Holding Co. 5.50% 2023[12]	7,495	4,113
Intelsat Jackson Holding Co. 8.00% 2024[7]	40,265	41,640
Intelsat Jackson Holding Co. 8.50% 2024[7,12]	30,425	16,995
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[10,11]	16,989	17,153
Intelsat Jackson Holding Co., Term Loan B3, (USD Prime Rate + 4.75%) 8.00% 2023[10,11]	3,000	3,047
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	27,850	28,400
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[10,11]	6,380	6,383
Lamar Media Corp. 3.75% 2028	5,094	5,187
Lamar Media Corp. 4.875% 2029	11,525	12,208
Lamar Media Corp. 3.625% 2031[7]	3,450	3,412
Level 3 Financing, Inc. 3.75% 2029[7]	20,000	19,626
Liberty Global PLC 5.50% 2028[7]	7,975	8,422
Ligado Networks LLC 15.50% PIK 2023[7,9]	23,000	22,636
Live Nation Entertainment, Inc. 3.75% 2028[7]	5,950	5,972
MDC Partners, Inc. 7.50% 2024[7,13]	12,928	13,207
Netflix, Inc. 3.625% 2025[7]	290	312
Netflix, Inc. 4.875% 2028	1,580	1,848
Netflix, Inc. 5.875% 2028	9,840	12,241
Netflix, Inc. 5.375% 2029[7]	21,510	26,604
Netflix, Inc. 6.375% 2029	12,500	16,093
Netflix, Inc. 4.875% 2030[7]	15,520	18,719
News Corp. 3.875% 2029[7]	17,450	17,789
Nexstar Broadcasting, Inc. 4.75% 2028[7]	35,975	37,144
Nexstar Escrow Corp. 5.625% 2027[7]	16,010	16,947
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,900
SBA Tower Trust 1.631% 2026[7]	23,592	23,913
Scripps Escrow II, Inc. 3.875% 2029[7]	4,875	4,884
Sinclair Television Group, Inc. 4.125% 2030[7]	5,150	5,004
Sirius XM Radio, Inc. 4.625% 2024[7]	25,910	26,558
Sirius XM Radio, Inc. 5.00% 2027[7]	4,791	5,013
Sirius XM Radio, Inc. 4.00% 2028[7]	18,800	19,419
Sirius XM Radio, Inc. 4.125% 2030[7]	7,450	7,696
SoftBank Group Corp. 3.36% 2023[7]	2,278	2,288
Sprint Corp. 7.125% 2024	10,000	11,510
Sprint Corp. 7.625% 2025	36,000	42,484
Sprint Corp. 7.625% 2026	46,270	56,578
Sprint Corp. 6.875% 2028	73,237	94,575
Sprint Corp. 8.75% 2032	15,210	23,463
Summer (BC) BidCo B LLC 5.50% 2026[7]	5,930	6,026
TEGNA, Inc. 4.75% 2026[7]	12,425	13,220
TEGNA, Inc. 5.00% 2029	5,375	5,625
Tencent Holdings, Ltd. 3.595% 2028	20,000	21,991
Tencent Holdings, Ltd. 3.975% 2029	17,277	19,388

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Tencent Holdings, Ltd. 2.39% 2030	$19,723	$19,860
T-Mobile US, Inc. 2.25% 2026[7]	8,000	8,101
T-Mobile US, Inc. 2.625% 2026	6,250	6,407
T-Mobile US, Inc. 2.05% 2028	11,475	11,754
T-Mobile US, Inc. 2.625% 2029	6,725	6,736
T-Mobile US, Inc. 3.375% 2029[7]	16,975	17,698
T-Mobile US, Inc. 2.875% 2031	20,725	20,868
T-Mobile US, Inc. 3.50% 2031	19,500	20,479
T-Mobile US, Inc. 4.50% 2050	4,325	5,296
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	58,043	57,680
Univision Communications, Inc. 6.625% 2027[7]	26,575	28,618
Univision Communications, Inc. 4.50% 2029[7]	36,750	36,887
UPC Broadband Finco BV 4.875% 2031[7]	48,900	49,946
Verizon Communications, Inc. 2.10% 2028	7,900	8,127
Verizon Communications, Inc. 2.55% 2031	6,100	6,347
Verizon Communications, Inc. 3.40% 2041	10,000	10,832
Verizon Communications, Inc. 2.875% 2050	15,000	14,648
Virgin Media O2 4.25% 2031[7]	9,175	9,107
Virgin Media Secured Finance PLC 4.50% 2030[7]	20,770	20,949
Vodafone Group PLC 4.25% 2050	7,275	8,614
Warner Music Group 3.875% 2030[7]	12,300	12,656
Ziggo Bond Co. BV 5.125% 2030[7]	14,170	14,609
Ziggo Bond Finance BV 5.50% 2027[7]	32,703	33,949
Ziggo Bond Finance BV 4.875% 2030[7]	17,075	17,667
		2,038,961

Industrials 1.24%
ADT Security Corp. 4.125% 2029[7]	8,480	8,541
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	3,978	3,958
Air Lease Corp. 2.875% 2026	24,541	25,963
Allison Transmission Holdings, Inc. 3.75% 2031[7]	29,410	29,342
American Airlines, Inc. 5.50% 2026[7]	5,880	6,159
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	1,704	1,740
Associated Materials, LLC 9.00% 2025[7]	20,801	22,101
Atkore, Inc. 4.25% 2031[7]	12,215	12,506
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 3.25% 2029[10,11]	1,895	1,918
ATS Automation Tooling Systems, Inc. 4.125% 2028[7]	3,975	4,055
Avis Budget Car Rental, LLC 5.75% 2027[7]	8,875	9,252
Avis Budget Group, Inc. 5.25% 2025[7]	6,286	6,376
Avis Budget Group, Inc. 5.375% 2029[7]	11,760	12,246
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	3,935	4,012
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	22,645	24,212
Avolon Holdings Funding, Ltd. 2.125% 2026[7]	17,179	17,277
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	8,919	9,759
Avolon Holdings Funding, Ltd. 3.25% 2027[7]	17,000	17,904
Avolon Holdings Funding, Ltd. 2.75% 2028[7]	10,000	10,103
Boeing Company 4.508% 2023	20,233	21,506
Boeing Company 1.95% 2024	2,738	2,809
Boeing Company 2.80% 2024	545	570
Boeing Company 4.875% 2025	46,241	51,889
Boeing Company 2.196% 2026	22,761	22,972
Boeing Company 2.75% 2026	16,896	17,684
Boeing Company 3.10% 2026	1,454	1,555
Boeing Company 5.04% 2027	24,986	28,909
Boeing Company 3.25% 2028	17,642	18,803
Boeing Company 3.25% 2028	1,025	1,087
Boeing Company 5.15% 2030	59,655	71,127
Boeing Company 3.625% 2031	26,351	28,772
Boeing Company 3.60% 2034	9,000	9,652
Boeing Company 3.50% 2039	1,090	1,119
Boeing Company 3.90% 2049	3,149	3,336
Boeing Company 3.75% 2050	9,700	10,101
Boeing Company 5.805% 2050	7,817	10,680
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	5,148	5,372
Bombardier, Inc. 7.50% 2024[7]	8,550	8,903
Bombardier, Inc. 7.50% 2025[7]	3,515	3,588
Bombardier, Inc. 7.125% 2026[7]	18,195	18,945

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Bombardier, Inc. 7.875% 2027[7]	$30,260	$31,365
Builders Firstsource, Inc. 4.25% 2032[7]	8,610	8,814
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,642
BWX Technologies, Inc. 4.125% 2028[7]	5,190	5,332
BWX Technologies, Inc. 4.125% 2029[7]	13,070	13,416
Canadian National Railway Company 3.20% 2046	1,980	2,125
Carrier Global Corp. 2.722% 2030	2,000	2,121
Carrier Global Corp. 3.577% 2050	4,100	4,575
Clarivate Science Holdings Corp. 3.875% 2028[7]	6,595	6,658
Clarivate Science Holdings Corp. 4.875% 2029[7]	8,820	8,907
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	487	494
CoreCivic, Inc. 8.25% 2026	11,935	12,670
CoreLogic, Inc. 4.50% 2028[7]	48,176	48,172
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[10,11]	3,525	3,569
CSX Corp. 3.80% 2028	1,550	1,766
CSX Corp. 4.50% 2049	3,785	4,867
Dun & Bradstreet Corp. 6.875% 2026[7]	13,222	14,016
Dun & Bradstreet Corp. 10.25% 2027[7]	14,193	15,523
General Dynamics Corp. 2.25% 2031	6,433	6,745
General Electric Capital Corp. 4.418% 2035	10,300	12,653
General Electric Co. 3.45% 2027	5,400	5,991
General Electric Co. 3.625% 2030	2,675	3,025
General Electric Co., Series D, 3.449% junior subordinated perpetual bonds[13]	95,170	93,470
Harsco Corp. 5.75% 2027[7]	18,440	19,195
Honeywell International, Inc. 2.30% 2024	4,405	4,634
Howmet Aerospace, Inc. 6.875% 2025	11,480	13,374
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	14,984
JELD-WEN Holding, Inc. 4.875% 2027[7]	13,745	14,309
L3Harris Technologies, Inc. 1.80% 2031	8,925	8,814
LABL Escrow Issuer, LLC 10.50% 2027[7]	4,130	4,549
LSC Communications, Inc. 8.75% 2023[3,4,7,12]	25,850	1,373
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[3,4,10,11,12]	3,697	196
Masco Corp. 1.50% 2028	8,605	8,535
Masco Corp. 2.00% 2031	4,970	4,929
Masco Corp. 3.125% 2051	2,294	2,342
MasTec, Inc. 4.50% 2028[7]	19,290	20,409
Meritor, Inc. 4.50% 2028[7]	4,600	4,725
Mexico City Airport Trust 3.875% 2028[7]	770	811
Mexico City Airport Trust 5.50% 2046	2,303	2,324
Mexico City Airport Trust 5.50% 2047	4,482	4,536
Mexico City Airport Trust 5.50% 2047[7]	215	218
Moog, Inc. 4.25% 2027[7]	11,829	12,221
Mueller Water Products, Inc. 4.00% 2029[7]	7,395	7,666
NESCO Holdings II, Inc. 5.50% 2029[7]	10,555	10,911
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	8,575	8,817
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	10,150	10,739
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	8,300	9,106
Norfolk Southern Corp. 3.05% 2050	3,727	3,850
Northrop Grumman Corp. 3.25% 2028	8,995	9,904
Otis Worldwide Corp. 2.293% 2027	2,440	2,572
Rexnord Corp. 4.875% 2025[7]	19,490	19,941
Rolls-Royce PLC 5.75% 2027[7]	16,750	18,320
Sensata Technologies Holding BV 4.00% 2029[7]	8,455	8,700
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	7,290
Siemens AG 1.20% 2026[7]	22,471	22,673
Siemens AG 1.70% 2028[7]	12,575	12,849
SkyMiles IP, Ltd. 4.75% 2028[7]	35,245	39,424
SRS Distribution, Inc. 6.125% 2029[7]	5,975	6,123
Stericycle, Inc. 3.875% 2029[7]	17,030	17,301
The Brink’s Co. 4.625% 2027[7]	10,510	10,951
TransDigm, Inc. 6.25% 2026[7]	61,602	64,682
TransDigm, Inc. 5.50% 2027	38,374	39,669
TransDigm, Inc. 4.625% 2029[7]	9,870	9,858
Triton Container International, Ltd. 1.15% 2024[7]	3,938	3,950
Triton Container International, Ltd. 3.15% 2031[7]	7,222	7,387
Triumph Group, Inc. 6.25% 2024[7]	4,320	4,359

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triumph Group, Inc. 8.875% 2024[7]	$6,239	$6,918
Triumph Group, Inc. 7.75% 2025[7]	3,875	3,904
Uber Technologies, Inc. 8.00% 2026[7]	13,105	14,055
Union Pacific Corp. 3.75% 2025	4,720	5,247
Union Pacific Corp. 2.15% 2027	1,854	1,940
Union Pacific Corp. 2.40% 2030	1,931	2,024
Union Pacific Corp. 2.891% 2036[7]	3,245	3,464
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	2,729	2,823
United Airlines Holdings, Inc. 6.50% 2027[7]	27,525	30,002
United Airlines, Inc. 4.375% 2026[7]	6,180	6,366
United Airlines, Inc. 4.625% 2029[7]	16,675	17,175
United Rentals, Inc. 5.875% 2026	1,080	1,117
United Rentals, Inc. 5.25% 2030	6,840	7,494
United Rentals, Inc. 3.875% 2031	4,600	4,738
United Rentals, Inc. 3.75% 2032	12,060	12,060
United Technologies Corp. 3.95% 2025	5,290	5,898
Vertical Holdco GMBH 7.625% 2028[7]	13,210	14,329
Vertical U.S. Newco, Inc. 5.25% 2027[7]	19,880	21,019
Virgin Australia Holdings, Ltd. 7.875% 2021[7,12]	1,750	166
WESCO Distribution, Inc. 7.125% 2025[7]	11,130	11,979
WESCO Distribution, Inc. 7.25% 2028[7]	12,115	13,501
Westinghouse Air Brake Technologies Corp. 4.40% 2024[13]	1,491	1,616
		1,572,074

Utilities 1.07%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	543	568
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	19,077
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	200	229
AEP Transmission Co. LLC 3.75% 2047	3,660	4,303
AEP Transmission Co. LLC 3.65% 2050	250	296
AES Corp. 3.30% 2025[7]	17,950	19,226
Ameren Corp. 3.50% 2031	650	727
American Electric Power Company, Inc. 2.95% 2022	12,065	12,406
American Electric Power Company, Inc. 4.30% 2028	3,300	3,846
American Water Cap Corp. 2.80% 2030	1,200	1,303
AmeriGas Partners LP 5.50% 2025	6,850	7,575
Calpine Corp. 5.125% 2028[7]	12,315	12,485
Calpine Corp. 3.75% 2031[7]	5,795	5,584
CenterPoint Energy, Inc. 2.50% 2022	3,000	3,065
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,563
Colbun SA 3.95% 2027[7]	1,554	1,704
Comisión Federal de Electricidad 3.348% 2031[7]	9,000	8,938
Comisión Federal de Electricidad 4.677% 2051[7]	9,162	8,963
Commonwealth Edison Co. 4.00% 2048	5,225	6,426
Consolidated Edison Company of New York, Inc. 3.60% 2061	6,552	7,248
Dominion Resources, Inc., junior subordinated, 3.071% 2024[13]	2,550	2,716
DPL, Inc. 4.125% 2025	11,870	12,742
DTE Energy Company 3.95% 2049	2,060	2,548
Duke Energy Indiana, Inc. 4.90% 2043	14,785	19,565
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,376
Duke Energy Progress, Inc. 4.15% 2044	2,110	2,609
Edison International 3.125% 2022	3,970	4,089
Edison International 3.55% 2024	20,475	21,851
Edison International 4.95% 2025	400	445
Edison International 5.75% 2027	6,745	7,780
Edison International 4.125% 2028	5,866	6,331
EDP Finance BV 3.625% 2024[7]	10,175	10,968
Electricité de France SA 4.75% 2035[7]	8,250	10,244
Electricité de France SA 4.875% 2038[7]	1,750	2,196
Emera US Finance LP 0.833% 2024[7]	1,675	1,672
Emera US Finance LP 2.639% 2031[7]	2,100	2,155
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[13]	36,024	42,256
Empresa Nacional de Electricidad SA 4.25% 2024	900	964
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,13]	37,337	43,188
Entergy Corp. 2.80% 2030	6,650	7,056
Entergy Louisiana, LLC 4.20% 2048	5,125	6,420

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Eversource Energy 3.80% 2023	$4,095	$4,390
Exelon Corp. 4.05% 2030	1,000	1,157
Exelon Corp. 4.70% 2050	850	1,107
Exelon Corp., junior subordinated, 3.497% 2022[13]	8,000	8,189
FirstEnergy Corp. 3.35% 2022[13]	19,475	19,724
FirstEnergy Corp. 1.60% 2026	989	984
FirstEnergy Corp. 4.40% 2027[13]	52,543	58,606
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,713
FirstEnergy Corp. 4.10% 2028[7]	1,325	1,507
FirstEnergy Corp. 2.25% 2030	900	889
FirstEnergy Corp. 2.65% 2030	6,430	6,561
FirstEnergy Corp. 7.375% 2031	14,030	19,628
FirstEnergy Corp. 3.40% 2050	30,600	30,891
FirstEnergy Corp., Series B, 4.75% 2023[13]	37,234	39,202
FirstEnergy Transmission LLC 2.866% 2028[7]	10,750	11,364
Georgia Power Co. 2.65% 2029	450	480
Georgia Power Co. 3.70% 2050	1,862	2,094
Gulf Power Co. 3.30% 2027	600	665
Interstate Power and Light Co. 3.25% 2024	3,250	3,501
Israel Electric Corp., Ltd. 8.10% 2096[7]	4,905	7,186
Jersey Central Power & Light Co. 2.75% 2032[7]	1,025	1,074
Mississippi Power Co. 3.95% 2028	6,437	7,370
Mississippi Power Co. 4.25% 2042	2,550	3,105
Monongahela Power Co. 3.55% 2027[7]	2,550	2,837
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	10,693	11,707
Northern States Power Co. 4.125% 2044	11,000	13,739
Northern States Power Co. 3.20% 2052	4,715	5,261
NRG Energy, Inc. 7.25% 2026	2,000	2,083
NRG Energy, Inc. 3.625% 2031[7]	11,050	11,149
Pacific Gas and Electric Co. 1.75% 2022	30,000	29,965
Pacific Gas and Electric Co. 1.367% 2023	16,175	16,167
Pacific Gas and Electric Co. 3.85% 2023	8,710	9,108
Pacific Gas and Electric Co. 4.25% 2023	20,475	21,624
Pacific Gas and Electric Co. 3.40% 2024	4,510	4,711
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,305
Pacific Gas and Electric Co. 2.95% 2026	20,225	20,708
Pacific Gas and Electric Co. 3.15% 2026	43,971	45,145
Pacific Gas and Electric Co. 2.10% 2027	750	730
Pacific Gas and Electric Co. 3.30% 2027	19,950	20,400
Pacific Gas and Electric Co. 3.30% 2027	10,863	11,196
Pacific Gas and Electric Co. 3.00% 2028	5,100	5,107
Pacific Gas and Electric Co. 3.75% 2028	16,100	16,862
Pacific Gas and Electric Co. 4.65% 2028	9,981	10,957
Pacific Gas and Electric Co. 4.55% 2030	56,492	60,363
Pacific Gas and Electric Co. 2.50% 2031	36,050	34,039
Pacific Gas and Electric Co. 3.25% 2031	6,000	5,916
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,684
Pacific Gas and Electric Co. 3.75% 2042	17,045	15,690
Pacific Gas and Electric Co. 3.95% 2047	1,000	943
Pacific Gas and Electric Co. 3.50% 2050	6,229	5,585
PacifiCorp 3.30% 2051	1,150	1,259
PacifiCorp, First Mortgage Bonds, 4.125% 2049	11,000	13,483
PG&E Corp. 5.00% 2028	31,335	30,552
PG&E Corp. 5.25% 2030	24,955	24,393
Progress Energy, Inc. 7.00% 2031	4,000	5,622
Progress Energy, Inc. 7.75% 2031	2,500	3,632
Public Service Electric and Gas Co. 3.15% 2050	1,950	2,154
Public Service Enterprise Group, Inc. 2.65% 2022	2,075	2,134
Puget Energy, Inc. 6.00% 2021	3,945	3,962
Puget Energy, Inc. 5.625% 2022	3,471	3,597
Southern California Edison Co. 1.845% 2022	1,279	1,280
Southern California Edison Co. 3.50% 2023	21,000	22,191
Southern California Edison Co. 3.70% 2025	450	493
Southern California Edison Co. 2.85% 2029	8,900	9,407
Southern California Edison Co. 4.20% 2029	14,250	16,271
Southern California Edison Co. 5.35% 2035	17,725	22,846
Southern California Edison Co. 5.75% 2035	4,400	5,857

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 5.625% 2036	$16,750	$21,560
Southern California Edison Co. 5.55% 2037	3,475	4,385
Southern California Edison Co. 5.95% 2038	8,500	11,188
Southern California Edison Co. 4.50% 2040	19,690	23,069
Southern California Edison Co. 5.50% 2040	839	1,069
Southern California Edison Co. 4.00% 2047	14,832	15,750
Southern California Edison Co. 4.125% 2048	16,475	18,117
Southern California Edison Co. 4.875% 2049	3,650	4,401
Southern California Edison Co. 3.65% 2050	16,064	16,440
Southern California Edison Co. 2.95% 2051	574	537
Southern California Edison Co., Series C, 3.60% 2045	11,875	12,181
Southern Co. 4.25% 2036	1,300	1,538
Southern Co. 4.40% 2046	2,100	2,537
Southwestern Electric Power Co. 1.65% 2026	5,075	5,184
Talen Energy Corp. 6.50% 2025	180	107
Talen Energy Corp. 10.50% 2026[7]	13,510	9,018
Talen Energy Corp. 7.25% 2027[7]	33,769	30,851
Talen Energy Supply, LLC 7.625% 2028[7]	16,515	15,089
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	13,565	13,870
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	11,095	11,502
Virginia Electric and Power Co. 3.45% 2024	560	597
Virginia Electric and Power Co. 3.10% 2025	2,625	2,827
Wisconsin Power and Light Co. 3.65% 2050	350	400
Xcel Energy, Inc. 2.60% 2029	3,500	3,713
		1,355,134

Materials 1.04%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,929
Alcoa Netherlands Holding BV 5.50% 2027[7]	13,410	14,517
Alcoa Netherlands Holding BV 4.125% 2029[7]	4,150	4,376
Anglo American Capital PLC 2.25% 2028[7]	6,553	6,686
Anglo American Capital PLC 2.625% 2030[7]	16,107	16,537
ArcelorMittal 4.25% 2029	2,412	2,727
ArcelorMittal 7.25% 2039[13]	1,733	2,535
ArcelorMittal 7.00% 2041[13]	2,735	3,930
Arconic Corp. 6.00% 2025[7]	10,820	11,474
Arconic Rolled Products Corp. 6.125% 2028[7]	3,300	3,519
Ardagh Group SA 6.50% 2027[7,9]	22,795	24,076
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[7]	21,920	22,002
Ardagh Packaging Finance 5.25% 2025[7]	8,343	8,718
Ardagh Packaging Finance 6.00% 2025[7]	1,577	1,630
Ardagh Packaging Finance 5.25% 2027[7]	5,685	5,812
Axalta Coating Systems LLC 4.75% 2027[7]	9,076	9,593
BWAY Parent Co., Inc. 5.50% 2024[7]	12,895	12,992
Cascades, Inc. 5.125% 2026[7]	11,020	11,668
Cascades, Inc. 5.375% 2028[7]	5,870	6,186
Cleveland-Cliffs, Inc. 9.875% 2025[7]	5,569	6,516
Cleveland-Cliffs, Inc. 6.75% 2026[7]	17,070	18,444
Cleveland-Cliffs, Inc. 5.875% 2027	54,860	57,946
Cleveland-Cliffs, Inc. 7.00% 2027	1,300	1,367
Cleveland-Cliffs, Inc. 4.625% 2029[7]	9,950	10,573
Cleveland-Cliffs, Inc. 4.875% 2031[7]	8,989	9,720
Constellium SE 3.75% 2029[7]	12,685	12,671
CRH America, Inc. 5.125% 2045[7]	350	467
CVR Partners LP 9.25% 2023[7]	1,542	1,552
CVR Partners LP 6.125% 2028[7]	12,240	12,766
Dow Chemical Co. 3.625% 2026	1,616	1,799
Dow Chemical Co. 3.60% 2050	16,096	17,961
Element Solutions, Inc. 3.875% 2028[7]	16,085	16,444
First Quantum Minerals, Ltd. 7.25% 2023[7]	9,725	9,920
First Quantum Minerals, Ltd. 6.50% 2024[7]	34,741	35,470
First Quantum Minerals, Ltd. 7.50% 2025[7]	66,150	68,669
First Quantum Minerals, Ltd. 6.875% 2026[7]	23,575	24,678
First Quantum Minerals, Ltd. 6.875% 2027[7]	40,670	44,130
FMG Resources 4.375% 2031[7]	22,780	24,803
Freeport-McMoRan, Inc. 4.25% 2030	10,350	11,178
Freeport-McMoRan, Inc. 5.40% 2034	14,299	18,198

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.45% 2043	$19,875	$25,576
FXI Holdings, Inc. 7.875% 2024[7]	26,258	26,997
FXI Holdings, Inc. 12.25% 2026[7]	32,297	36,783
GPC Merger Sub, Inc. 7.125% 2028[7]	13,525	14,470
Hexion, Inc. 7.875% 2027[7]	28,001	30,210
Huntsman International LLC 2.95% 2031	1,369	1,421
INEOS Group Holdings SA 5.625% 2024[7]	8,980	8,991
International Flavors & Fragrances, Inc. 1.832% 2027[7]	3,375	3,418
International Flavors & Fragrances, Inc. 3.468% 2050[7]	5,000	5,453
International Paper Co. 7.30% 2039	5,615	8,966
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	3,391	3,760
LSB Industries, Inc. 9.625% 2023[7]	23,475	24,342
LYB International Finance III, LLC 2.25% 2030	9,066	9,223
LYB International Finance III, LLC 3.375% 2040	4,486	4,808
LYB International Finance III, LLC 3.625% 2051	48,239	53,516
LYB International Finance III, LLC 3.80% 2060	4,106	4,611
Mercer International, Inc. 5.125% 2029	5,800	5,923
Methanex Corp. 5.125% 2027	61,880	67,178
Mosaic Co. 3.25% 2022	1,500	1,551
Nova Chemicals Corp. 4.25% 2029[7]	13,075	13,249
Novelis Corp. 4.75% 2030[7]	24,935	26,585
Novelis Corp. 3.875% 2031[7]	7,665	7,761
Nutrien, Ltd. 1.90% 2023	7,974	8,169
OCI NV 5.25% 2024[7]	20,855	21,476
Owens-Illinois, Inc. 5.875% 2023[7]	18,820	20,223
Praxair, Inc. 1.10% 2030	4,407	4,227
Rayonier A.M. Products, Inc. 7.625% 2026[7]	1,920	1,977
SCIH Salt Holdings, Inc. 4.875% 2028[7]	18,270	18,300
SCIH Salt Holdings, Inc. 6.625% 2029[7]	18,765	18,602
Scotts Miracle-Gro Co. 4.50% 2029	18,595	19,446
Sealed Air Corp. 4.00% 2027[7]	19,239	20,562
Sherwin-Williams Company 3.80% 2049	10,414	12,184
Silgan Holdings, Inc. 4.125% 2028	14,790	15,363
SPCM SA 4.875% 2025[7]	11,750	12,045
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,274
Summit Materials, Inc. 5.25% 2029[7]	12,425	13,212
Trivium Packaging BV 5.50% 2026[7]	9,902	10,360
Trivium Packaging BV 8.50% 2027[7]	7,865	8,482
Tronox, Ltd. 4.625% 2029[7]	9,600	9,780
Valvoline, Inc. 4.25% 2030[7]	11,680	12,172
Valvoline, Inc. 3.625% 2031[7]	13,689	13,649
Venator Materials Corp. 5.75% 2025[7]	45,720	43,967
Venator Materials Corp. 9.50% 2025[7]	20,172	22,428
W. R. Grace & Co. 4.875% 2027[7]	11,595	12,262
Warrior Met Coal, Inc. 8.00% 2024[7]	25,662	26,193
Westlake Chemical Corp. 5.00% 2046	350	451
Westlake Chemical Corp. 4.375% 2047	300	360
		1,317,135

Consumer staples 0.61%
7-Eleven, Inc. 0.80% 2024[7]	11,565	11,568
7-Eleven, Inc. 0.95% 2026[7]	4,700	4,656
7-Eleven, Inc. 1.30% 2028[7]	6,710	6,564
7-Eleven, Inc. 1.80% 2031[7]	7,001	6,839
Albertsons Companies, Inc. 3.50% 2029[7]	6,195	6,266
Altria Group, Inc. 5.80% 2039	21,295	26,790
Altria Group, Inc. 3.40% 2041	8,500	8,241
Altria Group, Inc. 4.50% 2043	4,000	4,389
Altria Group, Inc. 5.95% 2049	17,533	22,897
Altria Group, Inc. 3.70% 2051	8,500	8,328
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,204
Anheuser-Busch InBev NV 5.45% 2039	6,000	8,011
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,702
Anheuser-Busch InBev NV 4.60% 2048	700	875
Anheuser-Busch InBev NV 5.55% 2049	3,550	5,000
Anheuser-Busch InBev NV 4.50% 2050	3,400	4,233
B&G Foods, Inc. 5.25% 2025	20,860	21,399

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
B&G Foods, Inc. 5.25% 2027	$17,875	$18,635
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	12,032
British American Tobacco International Finance PLC 1.668% 2026	8,990	9,087
British American Tobacco PLC 3.222% 2024	8,000	8,504
British American Tobacco PLC 3.215% 2026	8,308	8,912
British American Tobacco PLC 3.557% 2027	1,479	1,602
British American Tobacco PLC 2.259% 2028	9,610	9,680
British American Tobacco PLC 4.39% 2037	14,255	15,701
British American Tobacco PLC 4.54% 2047	35,820	38,786
British American Tobacco PLC 4.758% 2049	33,784	37,452
British American Tobacco PLC 5.282% 2050	5,000	5,930
Central Garden & Pet Co. 4.125% 2030	11,846	12,243
Central Garden & Pet Co. 4.125% 2031[7]	11,925	12,200
Conagra Brands, Inc. 1.375% 2027	2,000	1,968
Constellation Brands, Inc. 2.65% 2022	5,230	5,381
Constellation Brands, Inc. 3.20% 2023	2,060	2,146
Constellation Brands, Inc. 2.25% 2031	4,463	4,506
Darling Ingredients, Inc. 5.25% 2027[7]	10,085	10,575
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,284
Energizer Holdings, Inc. 4.375% 2029[7]	14,640	14,760
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,338
Ingles Markets, Inc. 4.00% 2031[7]	9,815	9,884
JBS Investments GMBH II 7.00% 2026	15,050	15,964
JBS Investments GmbH II 7.00% 2026[7]	1,800	1,909
JBS Luxembourg SARL 3.625% 2032[7]	3,750	3,780
Keurig Dr Pepper, Inc. 4.985% 2038	8,185	10,568
Kraft Heinz Company 3.875% 2027	10,775	11,942
Kraft Heinz Company 4.25% 2031	6,180	7,138
Kraft Heinz Company 4.625% 2039	4,310	5,126
Kraft Heinz Company 5.20% 2045	13,830	17,566
Kraft Heinz Company 4.375% 2046	8,545	9,864
Kraft Heinz Company 4.875% 2049	16,600	20,743
Kraft Heinz Company 5.50% 2050	5,340	7,165
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	10,800	10,989
Kronos Acquisition Holdings, Inc. 7.00% 2027[7]	9,860	9,662
Molson Coors Brewing Co. 4.20% 2046	9,290	10,579
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[10,11]	41,355	41,468
Performance Food Group, Inc. 4.25% 2029[7]	5,295	5,388
Philip Morris International, Inc. 2.375% 2022	5,035	5,141
Philip Morris International, Inc. 2.625% 2022	8,405	8,499
Philip Morris International, Inc. 0.875% 2026	10,101	10,035
Philip Morris International, Inc. 1.75% 2030	9,986	9,843
Post Holdings, Inc. 5.625% 2028[7]	9,680	10,212
Post Holdings, Inc. 5.50% 2029[7]	9,040	9,685
Post Holdings, Inc. 4.625% 2030[7]	32,415	33,066
Prestige Brands International, Inc. 5.125% 2028[7]	8,162	8,650
Prestige Brands International, Inc. 3.75% 2031[7]	7,445	7,377
Reynolds American, Inc. 5.70% 2035	3,130	3,877
Reynolds American, Inc. 5.85% 2045	18,028	22,569
Simmons Foods, Inc. 4.625% 2029[7]	26,532	26,820
		767,193

Information technology 0.60%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	32,150	32,424
Apple, Inc. 0.70% 2026	8,500	8,464
Apple, Inc. 1.20% 2028	17,000	16,889
Apple, Inc. 1.65% 2031	8,500	8,487
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[10,11]	10,708	10,871
Avaya, Inc. 6.125% 2028[7]	7,100	7,606
Banff Merger Sub, Inc. 9.75% 2026[7]	20,180	21,241
Black Knight, Inc. 3.625% 2028[7]	21,200	21,272
BMC Software, Inc. 9.125% 2026[7]	14,050	14,753
Booz Allen Hamilton, Inc. 4.00% 2029[7]	7,030	7,239
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	20,495	22,741
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	10,450	11,478
Broadcom, Inc. 3.15% 2025	2,792	3,005
Broadcom, Inc. 2.45% 2031[7]	8,329	8,307

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 2.60% 2033[7]	$8,573	$8,548
Broadcom, Inc. 3.419% 2033[7]	3,146	3,361
Broadcom, Inc. 3.469% 2034[7]	94,358	100,582
Broadcom, Inc. 3.50% 2041[7]	13,408	13,949
Broadcom, Inc. 3.75% 2051[7]	11,431	12,098
CommScope Finance LLC 6.00% 2026[7]	26,850	28,025
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[10,11]	5,565	5,470
Diebold Nixdorf, Inc. 9.375% 2025[7]	38,410	42,251
Diebold, Inc. 8.50% 2024	8,150	8,321
Elastic NV 4.125% 2029[7]	4,850	4,874
Entegris, Inc. 3.625% 2029[7]	30,000	30,792
Fidelity National Information Services, Inc. 1.65% 2028	2,366	2,389
Fidelity National Information Services, Inc. 2.25% 2031	3,420	3,481
Fidelity National Information Services, Inc. 3.10% 2041	2,027	2,136
Fiserv, Inc. 3.20% 2026	6,331	6,891
Fiserv, Inc. 2.65% 2030	11,509	12,120
Gartner, Inc. 4.50% 2028[7]	16,625	17,602
Gartner, Inc. 3.75% 2030[7]	5,300	5,453
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.84% 2024[10,11]	10,150	10,149
Microsoft Corp. 2.65% 2022	6,000	6,174
Microsoft Corp. 2.875% 2024	6,865	7,276
Microsoft Corp. 2.525% 2050	16,092	16,125
Microsoft Corp. 2.921% 2052	6,000	6,489
MoneyGram International, Inc. 5.375% 2026[7]	9,700	10,076
NCR Corp. 5.125% 2029[7]	16,500	17,197
Oracle Corp. 2.30% 2028	1,308	1,358
Oracle Corp. 3.65% 2041	15,000	16,313
Oracle Corp. 3.95% 2051	15,584	17,380
PayPal Holdings, Inc. 2.65% 2026	5,910	6,369
PayPal Holdings, Inc. 2.30% 2030	3,300	3,473
Rocket Software, Inc. 6.50% 2029[7]	16,050	15,991
Sabre GLBL, Inc. 7.375% 2025[7]	3,125	3,344
Sabre Holdings Corp. 9.25% 2025[7]	5,100	5,973
salesforce.com, inc. 1.50% 2028	10,175	10,319
salesforce.com, inc. 1.95% 2031	5,450	5,553
salesforce.com, inc. 2.70% 2041	7,025	7,194
Simon Property Group LP 3.50% 2025	3,750	4,114
Simon Property Group LP 2.65% 2030	4,100	4,333
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[10,11]	11,125	11,126
Square, Inc. 3.50% 2031[7]	9,980	10,384
Synaptics, Inc. 4.00% 2029[7]	2,925	2,969
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[10,11]	2,754	2,757
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[10,11]	5,300	5,403
Unisys Corp. 6.875% 2027[7]	3,200	3,490
VeriSign, Inc. 2.70% 2031	3,020	3,130
Veritas Holdings, Ltd. 7.50% 2025[7]	14,865	15,428
ViaSat, Inc. 5.625% 2027[7]	2,450	2,549
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[10,11]	773	778
Visa, Inc. 3.15% 2025	8,000	8,782
Xerox Corp. 5.00% 2025[7]	15,650	16,700
		761,816

Real estate 0.50%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,115
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,157
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,661
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,859
American Campus Communities, Inc. 4.125% 2024	24,700	26,905
American Campus Communities, Inc. 3.625% 2027	7,600	8,375
American Tower Corp. 1.60% 2026	7,822	7,946
American Tower Corp. 3.55% 2027	2,525	2,797
Brandywine Operating Partnership LP 3.95% 2023	1,639	1,713
Brookfield Property REIT, Inc. 5.75% 2026[7]	51,340	53,335
Corporate Office Properties LP 2.75% 2031	7,219	7,403
Diversified Healthcare Trust 4.375% 2031	18,290	17,879
Equinix, Inc. 1.45% 2026	15,835	15,933

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.90% 2026	$1,144	$1,234
Equinix, Inc. 1.80% 2027	3,699	3,776
Equinix, Inc. 1.55% 2028	3,175	3,166
Equinix, Inc. 2.00% 2028	5,211	5,328
Equinix, Inc. 3.20% 2029	1,552	1,691
Equinix, Inc. 2.50% 2031	7,011	7,280
Equinix, Inc. 3.00% 2050	1,824	1,804
Equinix, Inc. 3.40% 2052	6,828	7,221
Essex Portfolio LP 3.875% 2024	5,900	6,366
Essex Portfolio LP 3.50% 2025	1,920	2,079
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,678
Hospitality Properties Trust 7.50% 2025	5,224	5,895
Hospitality Properties Trust 3.95% 2028	1,990	1,868
Howard Hughes Corp. 5.375% 2028[7]	53,705	56,927
Howard Hughes Corp. 4.125% 2029[7]	29,435	29,227
Howard Hughes Corp. 4.375% 2031[7]	30,005	29,966
Iron Mountain, Inc. 4.875% 2027[7]	10,665	11,083
Iron Mountain, Inc. 5.00% 2028[7]	15,096	15,712
Iron Mountain, Inc. 5.25% 2028[7]	17,489	18,310
Iron Mountain, Inc. 5.25% 2030[7]	23,195	24,746
Iron Mountain, Inc. 4.50% 2031[7]	19,670	20,137
Kennedy-Wilson Holdings, Inc. 4.75% 2029	38,320	39,422
Kennedy-Wilson Holdings, Inc. 5.00% 2031	28,068	28,860
Ladder Capital Corp. 5.25% 2025[7]	3,930	4,000
Medical Properties Trust, Inc. 5.00% 2027	23,785	25,209
Medical Properties Trust, Inc. 3.50% 2031	5,178	5,320
Park Intermediate Holdings LLC 4.875% 2029[7]	13,265	13,583
Public Storage 0.875% 2026	2,014	2,010
Public Storage 1.85% 2028	8,037	8,245
Public Storage 2.30% 2031	6,035	6,279
QTS Realty Trust, Inc. 3.875% 2028[7]	10,950	11,743
Realogy Corp. 5.75% 2029[7]	31,975	33,575
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	7,875	7,964
Scentre Group 3.25% 2025[7]	10,365	11,194
Scentre Group 3.50% 2025[7]	5,455	5,891
Scentre Group 3.75% 2027[7]	3,000	3,332
Select Income REIT 4.15% 2022	1,035	1,047
Service Properties Trust 5.50% 2027	2,845	3,038
Westfield Corp., Ltd. 3.15% 2022[7]	6,020	6,110
		631,394

Total corporate bonds, notes & loans		18,276,134

Mortgage-backed obligations 3.02%
Federal agency mortgage-backed obligations 2.76%
Fannie Mae Pool #932119 4.50% 2024[14]	275	289
Fannie Mae Pool #995265 5.50% 2024[14]	13	13
Fannie Mae Pool #AD8191 4.00% 2025[14]	130	138
Fannie Mae Pool #AD6392 4.50% 2025[14]	252	266
Fannie Mae Pool #AD3149 4.50% 2025[14]	136	143
Fannie Mae Pool #AD6119 4.50% 2025[14]	118	124
Fannie Mae Pool #AD5692 4.50% 2025[14]	113	119
Fannie Mae Pool #AJ6967 3.00% 2026[14]	3,360	3,558
Fannie Mae Pool #AJ5522 3.00% 2026[14]	1,147	1,208
Fannie Mae Pool #AI6180 4.00% 2026[14]	45	48
Fannie Mae Pool #AL5603 3.00% 2027[14]	257	271
Fannie Mae Pool #MA1035 3.00% 2027[14]	60	63
Fannie Mae Pool #AK5169 3.00% 2027[14]	36	39
Fannie Mae Pool #AL2940 3.50% 2027[14]	251	270
Fannie Mae Pool #AL4693 3.00% 2028[14]	11	11
Fannie Mae Pool #AU6794 3.00% 2028[14]	5	5
Fannie Mae Pool #AL8241 3.00% 2029[14]	267	283
Fannie Mae Pool #AL8347 4.00% 2029[14]	329	349
Fannie Mae Pool #BM4299 3.00% 2030[14]	1,541	1,622
Fannie Mae Pool #BM1231 3.50% 2031[14]	235	251
Fannie Mae Pool #BJ5674 3.00% 2033[14]	271	286
Fannie Mae Pool #MA3541 4.00% 2033[14]	254	270
Fannie Mae Pool #BJ6249 4.00% 2033[14]	197	215

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #254767 5.50% 2033[14]	$142	$164
Fannie Mae Pool #MA3611 4.00% 2034[14]	107	114
Fannie Mae Pool #BN1085 4.00% 2034[14]	11	12
Fannie Mae Pool #735228 5.50% 2035[14]	126	146
Fannie Mae Pool #AS8554 3.00% 2036[14]	16,436	17,374
Fannie Mae Pool #BE4703 3.00% 2036[14]	681	725
Fannie Mae Pool #888795 5.50% 2036[14]	826	959
Fannie Mae Pool #256308 6.00% 2036[14]	225	268
Fannie Mae Pool #878099 6.00% 2036[14]	133	154
Fannie Mae Pool #880426 6.00% 2036[14]	61	69
Fannie Mae Pool #888637 6.00% 2037[14]	1,325	1,575
Fannie Mae Pool #936999 6.00% 2037[14]	459	532
Fannie Mae Pool #950991 6.00% 2037[14]	391	458
Fannie Mae Pool #945832 6.50% 2037[14]	93	109
Fannie Mae Pool #941315 6.50% 2037[14]	57	66
Fannie Mae Pool #995674 6.00% 2038[14]	753	892
Fannie Mae Pool #929964 6.00% 2038[14]	458	542
Fannie Mae Pool #AE0967 3.50% 2039[14]	113	123
Fannie Mae Pool #932274 4.50% 2039[14]	6,820	7,610
Fannie Mae Pool #AC0479 6.00% 2039[14]	303	354
Fannie Mae Pool #AE0443 6.50% 2039[14]	156	182
Fannie Mae Pool #AE4483 4.00% 2040[14]	1,841	2,032
Fannie Mae Pool #AE8073 4.00% 2040[14]	143	157
Fannie Mae Pool #AE9377 4.50% 2040[14]	7	8
Fannie Mae Pool #AD4927 5.00% 2040[14]	1,873	2,100
Fannie Mae Pool #MA4333 2.00% 2041[14]	15,598	16,027
Fannie Mae Pool #MA4387 2.00% 2041[14]	14,245	14,681
Fannie Mae Pool #MA4364 2.00% 2041[14]	4,506	4,620
Fannie Mae Pool #AE0828 3.50% 2041[14]	50	54
Fannie Mae Pool #AB4050 4.00% 2041[14]	254	282
Fannie Mae Pool #AJ4189 4.00% 2041[14]	159	176
Fannie Mae Pool #AJ4154 4.00% 2041[14]	145	161
Fannie Mae Pool #AJ0257 4.00% 2041[14]	67	75
Fannie Mae Pool #AB2470 4.50% 2041[14]	27	30
Fannie Mae Pool #AI8482 5.00% 2041[14]	98	111
Fannie Mae Pool #AI3422 5.00% 2041[14]	86	99
Fannie Mae Pool #AI4836 5.00% 2041[14]	83	93
Fannie Mae Pool #AI5571 5.00% 2041[14]	78	88
Fannie Mae Pool #AB5377 3.50% 2042[14]	15,497	16,905
Fannie Mae Pool #AO9140 3.50% 2042[14]	5,716	6,219
Fannie Mae Pool #AL2745 4.00% 2042[14]	1,152	1,278
Fannie Mae Pool #890407 4.00% 2042[14]	403	447
Fannie Mae Pool #AU3742 3.50% 2043[14]	11,309	12,338
Fannie Mae Pool #AU8813 4.00% 2043[14]	1,881	2,113
Fannie Mae Pool #AU9348 4.00% 2043[14]	1,340	1,506
Fannie Mae Pool #AU9350 4.00% 2043[14]	1,143	1,268
Fannie Mae Pool #AL8354 3.50% 2045[14]	6,415	7,019
Fannie Mae Pool #BC4764 3.00% 2046[14]	28,854	30,561
Fannie Mae Pool #FM2795 3.00% 2046[14]	21,646	23,023
Fannie Mae Pool #FM5245 3.50% 2046[14]	67,706	72,657
Fannie Mae Pool #BC0157 3.50% 2046[14]	26,889	29,235
Fannie Mae Pool #AL8522 3.50% 2046[14]	13,134	14,374
Fannie Mae Pool #FM2265 3.00% 2047[14]	33,329	35,216
Fannie Mae Pool #AS8650 3.00% 2047[14]	10,723	11,351
Fannie Mae Pool #CA0854 3.50% 2047[14]	8,437	9,193
Fannie Mae Pool #CA0770 3.50% 2047[14]	517	552
Fannie Mae Pool #MA3121 4.00% 2047[14]	4,529	4,870
Fannie Mae Pool #BM4413 4.50% 2047[14]	6,295	6,846
Fannie Mae Pool #947661 6.50% 2047[14]	157	171
Fannie Mae Pool #947554 7.00% 2047[14]	138	161
Fannie Mae Pool #953823 7.00% 2047[14]	102	119
Fannie Mae Pool #920015 7.00% 2047[14]	81	94
Fannie Mae Pool #257036 7.00% 2047[14]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[14]	13,519	14,441
Fannie Mae Pool #BJ3876 3.00% 2048[14]	12,693	13,339
Fannie Mae Pool #BF0318 3.50% 2048[14]	12,453	13,503
Fannie Mae Pool #FM1784 4.00% 2048[14]	12,748	13,772

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA1542 4.00% 2048[14]	$8,873		$9,719
Fannie Mae Pool #CA2493 4.50% 2048[14]	12		13
Fannie Mae Pool #CA4756 3.00% 2049[14]	30,533		32,619
Fannie Mae Pool #CA3807 3.00% 2049[14]	2,446		2,628
Fannie Mae Pool #CA3806 3.00% 2049[14]	1,369		1,474
Fannie Mae Pool #CA4804 3.50% 2049[14]	54,898		59,880
Fannie Mae Pool #CA4112 3.50% 2049[14]	53,861		59,250
Fannie Mae Pool #CA3814 3.50% 2049[14]	47,300		52,033
Fannie Mae Pool #CA4802 3.50% 2049[14]	40,953		44,670
Fannie Mae Pool #FM2318 3.50% 2049[14]	29,601		32,186
Fannie Mae Pool #FM2092 3.50% 2049[14]	20,378		22,227
Fannie Mae Pool #FM1954 3.50% 2049[14]	7,861		8,446
Fannie Mae Pool #FM1589 3.50% 2049[14]	4,886		5,249
Fannie Mae Pool #CA3976 4.00% 2049[14]	95,229		103,260
Fannie Mae Pool #CA3184 4.00% 2049[14]	16,134		17,577
Fannie Mae Pool #CA4432 4.00% 2049[14]	10,253		11,187
Fannie Mae Pool #FM1668 4.00% 2049[14]	7,764		8,471
Fannie Mae Pool #CA8285 3.00% 2050[14]	3,697		4,010
Fannie Mae Pool #CA9302 3.00% 2051[14]	70,820		77,960
Fannie Mae Pool #CA8968 3.00% 2051[14]	45,641		49,116
Fannie Mae Pool #BQ4562 3.00% 2051[14]	15,020		16,164
Fannie Mae Pool #CA8969 3.00% 2051[14]	5,562		5,933
Fannie Mae Pool #BF0167 3.00% 2057[14]	1,118		1,212
Fannie Mae Pool #BF0145 3.50% 2057[14]	20,749		22,661
Fannie Mae Pool #BF0264 3.50% 2058[14]	18,192		19,773
Fannie Mae Pool #BF0332 3.00% 2059[14]	96,650		104,724
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[11,14]	—	[8]	—	[8]
Fannie Mae, Series 2001-4, Class NA, 9.004% 2025[11,14]	—	[8]	—	[8]
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]	1,394		1,622
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]	608		720
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]	145		169
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	130		149
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	109		133
Fannie Mae, Series 2002-W1, Class 2A, 5.314% 2042[11,14]	294		326
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,14]	2,064		2,102
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[14]	2,560		2,584
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[14]	1,220		1,226
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,14]	5,623		5,934
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,14]	6,022		6,403
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,14]	6,959		7,421
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.487% 2024[11,14]	5,459		5,804
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.476% 2026[11,14]	16,665		17,945
Freddie Mac Pool #ZS8443 3.00% 2026[14]	44		46
Freddie Mac Pool #ZK3536 3.50% 2026[14]	11		12
Freddie Mac Pool #ZK7580 3.00% 2027[14]	833		883
Freddie Mac Pool #ZS7102 3.00% 2028[14]	4,262		4,513
Freddie Mac Pool #ZK7590 3.00% 2029[14]	6,378		6,749
Freddie Mac Pool #ZK7593 3.00% 2029[14]	2,884		3,054
Freddie Mac Pool #J38004 3.00% 2032[14]	976		1,040
Freddie Mac Pool #J38387 3.00% 2033[14]	44		47
Freddie Mac Pool #G04805 4.50% 2035[14]	3,680		4,062
Freddie Mac Pool #K93766 3.00% 2036[14]	539		574
Freddie Mac Pool #K93772 3.00% 2036[14]	446		476
Freddie Mac Pool #G04553 6.50% 2038[14]	407		465
Freddie Mac Pool #G08353 4.50% 2039[14]	293		326
Freddie Mac Pool #A87892 5.00% 2039[14]	711		810
Freddie Mac Pool #A87873 5.00% 2039[14]	309		352
Freddie Mac Pool #G05937 4.50% 2040[14]	7,094		7,900
Freddie Mac Pool #RB5118 2.00% 2041[14]	48,437		49,950
Freddie Mac Pool #A97342 4.00% 2041[14]	149		159
Freddie Mac Pool #Q02676 4.50% 2041[14]	729		815
Freddie Mac Pool #Q02849 4.50% 2041[14]	464		516
Freddie Mac Pool #Q01746 4.50% 2041[14]	159		173
Freddie Mac Pool #A96488 5.00% 2041[14]	31		35
Freddie Mac Pool #G07221 4.50% 2042[14]	1,089		1,212
Freddie Mac Pool #G07189 4.50% 2042[14]	646		720
Freddie Mac Pool #Q23190 4.00% 2043[14]	1,983		2,185

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q23185 4.00% 2043[14]	$1,483	$1,667
Freddie Mac Pool #Z40130 3.00% 2046[14]	6,899	7,477
Freddie Mac Pool #G60559 4.00% 2046[14]	9,753	10,675
Freddie Mac Pool #V82662 4.00% 2046[14]	7,922	8,659
Freddie Mac Pool #Q44400 4.00% 2046[14]	5,452	5,920
Freddie Mac Pool #Q41909 4.50% 2046[14]	2,690	2,935
Freddie Mac Pool #Q41090 4.50% 2046[14]	947	1,033
Freddie Mac Pool #ZT2100 3.00% 2047[14]	21,004	22,280
Freddie Mac Pool #G61733 3.00% 2047[14]	8,689	9,335
Freddie Mac Pool #ZS4747 3.50% 2047[14]	22,939	24,434
Freddie Mac Pool #ZS4735 3.50% 2047[14]	204	217
Freddie Mac Pool #G61628 3.50% 2048[14]	979	1,065
Freddie Mac Pool #SI2002 4.00% 2048[14]	2,791	2,997
Freddie Mac Pool #SD0045 4.50% 2048[14]	26,718	29,555
Freddie Mac Pool #Q63663 3.00% 2049[14]	6,077	6,483
Freddie Mac Pool #QA5125 3.50% 2049[14]	29,056	31,693
Freddie Mac Pool #SD7508 3.50% 2049[14]	21,381	23,409
Freddie Mac Pool #SD7503 3.50% 2049[14]	5,639	6,133
Freddie Mac Pool #RA1744 4.00% 2049[14]	43,102	46,715
Freddie Mac Pool #ZN3568 4.50% 2049[14]	8	9
Freddie Mac Pool #SD7528 2.00% 2050[14]	26,722	27,459
Freddie Mac Pool #RA2596 2.50% 2050[14]	18,920	19,840
Freddie Mac Pool #RA2020 3.00% 2050[14]	9,553	10,174
Freddie Mac Pool #QB9889 3.00% 2051[14]	11,771	12,668
Freddie Mac Pool #SD8158 3.50% 2051[14]	1,489	1,583
Freddie Mac Pool #SD8164 3.50% 2051[14]	1,119	1,194
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]	1,408	1,647
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]	1,094	1,248
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]	640	743
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]	3,471	3,551
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,14]	5,913	6,509
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]	11,055	12,091
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	6,340	7,060
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	7,695	8,609
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]	4,164	4,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	9,811	10,313
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,14]	9,781	10,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,14]	8,945	9,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]	1,264	1,330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,14]	9,143	9,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,14]	2,289	2,489
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	1,893	2,092
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	4,314	4,820
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]	11,911	12,612
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	6,787	7,132
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]	3,368	3,565
Government National Mortgage Assn. 2.00% 2051[14,15]	34,572	35,351
Government National Mortgage Assn. 2.00% 2051[14,15]	29,603	30,321
Government National Mortgage Assn. 2.50% 2051[14,15]	6,616	6,866
Government National Mortgage Assn. 2.50% 2051[14,15]	3,825	3,977
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	438	474
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[14]	8,083	8,729
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[14]	7,720	8,223
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[14]	2,060	2,245
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[14]	11,011	11,690
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[14]	1,783	1,902

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[14]	$11,849	$12,610
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	4,964	5,290
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	220,193	223,698
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	185,352	188,643
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	162,477	168,371
Uniform Mortgage-Backed Security 2.50% 2036[14,15]	41,058	43,019
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	385,027	391,149
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	36,104	36,749
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	188,870	195,946
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	21,081	21,915
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	77,768	81,356
Uniform Mortgage-Backed Security 3.50% 2051[14,15]	141,752	149,941
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	80,387	85,958
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	1,124	1,214
		3,488,986

Commercial mortgage-backed securities 0.13%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]	240	274
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]	1,810	2,101
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]	2,403	2,662
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]	310	341
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]	480	543
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[11,14]	5,772	6,737
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]	3,772	3,959
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]	5,996	7,045
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]	3,146	3,271
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[11,14]	1,844	2,194
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.763% 2038[7,11,14]	11,596	11,627
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.963% 2038[7,11,14]	2,042	2,048
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.193% 2038[7,11,14]	1,843	1,851
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]	500	541
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]	1,440	1,589
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,11,14]	668	713
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]	800	863
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.562% 2048[11,14]	437	472
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[11,14]	450	468
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]	400	432
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[7,11,14]	4,513	4,540
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[7,11,14]	4,119	4,142
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[7,11,14]	4,302	4,333
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[7,11,14]	1,887	1,906
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.184% 2044[7,11,14]	1,134	1,133
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[14]	940	1,045
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]	240	278
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[14]	11,815	12,359
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]	7,735	8,324
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]	1,510	1,681
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,14]	1,850	1,919
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,14]	4,858	5,042
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[11,14]	4,810	5,368
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,14]	759	758
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,14]	15,628	16,219
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,11,14]	6,365	6,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	4,811	5,195
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]	960	1,030

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]	$580	$651
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]	1,550	1,704
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.607% 2049[11,14]	446	478
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,14]	16,146	17,144
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]	5,755	6,260
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[11,14]	470	499
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[14]	750	770
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]	185	200
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[14]	6,015	6,774
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]	2,405	2,655
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]	500	550
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]	480	536
		169,613

Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,11,14]	5,593	5,608
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,14]	851	860
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.689% 2029[7,11,14]	10,160	10,200
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,11,14]	2,943	3,017
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,11,14]	2,304	2,360
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[7,11,14]	1,423	1,427
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,11,14]	1,826	1,908
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,11,14]	1,715	1,734
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]	1,931	1,473
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.717% 2047[11,14]	1,319	1,184
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,14]	10,960	11,382
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,11,14]	7,976	8,145
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]	366	388
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,14]	9,384	10,360
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,14]	9,295	10,211
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[7,11,14]	8,177	8,395
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[7,11,14]	7,639	7,868
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[7,11,14]	1,499	1,540
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.168% 2036[11,14]	1,840	1,892
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]	560	625
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,11,14]	1,893	1,937
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,11,14]	553	565
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,11,14]	528	539
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,11,14]	3,139	3,155
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,11,14]	1,593	1,596
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[7,11,14]	1,419	1,425
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.839% 2052[7,11,14]	3,501	3,506
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,11,14]	21,747	21,747
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,11,14]	1,097	1,122
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,11,14]	1,657	1,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.146% 2036[11,14]	1,378	1,143
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[7,14]	8,240	8,353
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,14]	9,770	9,756
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[7,14]	231	231
VM Fund I, LLC 8.625% 2028[3,4,7]	20,000	19,490
		166,822

Total mortgage-backed obligations		3,825,421

U.S. Treasury bonds & notes 1.83%
U.S. Treasury 1.43%
U.S. Treasury 2.75% 2021	20,000	20,065
U.S. Treasury 0.125% 2022	50,000	50,026
U.S. Treasury 2.125% 2022	28,000	28,788
U.S. Treasury 1.625% 2023	21,000	21,536

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 2023	$10,000	$10,335
U.S. Treasury 2.75% 2023	66,300	69,681
U.S. Treasury 2.75% 2023	10,000	10,453
U.S. Treasury 6.25% 2023	14,000	15,727
U.S. Treasury 0.25% 2024	35,000	34,974
U.S. Treasury 1.75% 2024	20,000	20,822
U.S. Treasury 2.125% 2024	10,000	10,487
U.S. Treasury 0.25% 2025	32,594	32,187
U.S. Treasury 0.25% 2025	32,540	32,165
U.S. Treasury 0.375% 2025	55,500	55,251
U.S. Treasury 0.50% 2026	103,261	102,629
U.S. Treasury 0.75% 2026	581,100	583,229
U.S. Treasury 0.75% 2026	37,124	37,286
U.S. Treasury 1.625% 2026	30,000	31,338
U.S. Treasury 1.625% 2026	20,000	20,921
U.S. Treasury 0.50% 2027	10,000	9,782
U.S. Treasury 1.50% 2030	31,651	32,570
U.S. Treasury 1.625% 2031	31,156	32,288
U.S. Treasury 1.375% 2040[16]	169,316	157,132
U.S. Treasury 1.875% 2041	18,564	18,752
U.S. Treasury 2.875% 2046	27,970	33,552
U.S. Treasury 2.875% 2049	25,000	30,279
U.S. Treasury 2.00% 2050	20,000	20,370
U.S. Treasury 1.875% 2051	139,019	137,743
U.S. Treasury 2.375% 2051[16]	132,700	146,996
		1,807,364

U.S. Treasury inflation-protected securities 0.40%
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]	69,205	74,845
U.S. Treasury Inflation-Protected Security 0.125% 2025[17]	39,181	43,233
U.S. Treasury Inflation-Protected Security 0.125% 2026[17]	39,073	43,136
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]	4,471	5,125
U.S. Treasury Inflation-Protected Security 0.125% 2031[17]	39,518	44,798
U.S. Treasury Inflation-Protected Security 1.00% 2049[17]	30,427	42,271
U.S. Treasury Inflation-Protected Security 0.25% 2050[17]	38,418	45,245
U.S. Treasury Inflation-Protected Security 0.125% 2051[17]	185,963	213,526
		512,179

Total U.S. Treasury bonds & notes		2,319,543

Asset-backed obligations 0.87%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,14]	2,880	2,987
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,14]	1,671	1,774
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,14]	9,400	10,163
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[7,14]	3,125	3,280
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[7,14]	8,500	8,569
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,14]	32,806	32,973
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[7,14]	1,699	1,701
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,14]	5,663	5,865
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[7,14]	551	552
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,14]	1,453	1,551
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[7,14]	5,000	5,041
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,14]	4,605	5,056
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[7,11,14]	10,954	10,954
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[7,11,14]	6,543	6,547
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,14]	600	603
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,14]	5,529	5,628
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[7,14]	2,183	2,189
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[7,14]	6,741	6,755
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[7,14]	1,201	1,203
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[7,14]	4,290	4,299
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[14]	3,042	3,046
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[14]	3,382	3,390
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[14]	7,972	7,997

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[7,11,14]	$14,015	$14,015
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[7,11,14]	14,610	14,610
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,14]	1,499	1,500
Blackbird Capital Aircraft, Series 2021-1, Class A, 2.443% 2046[7,14]	9,598	9,733
Blackbird Capital Aircraft, Series 2021-1, Class B, 3.446% 2046[7,14]	1,443	1,476
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]	450	469
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[14]	313	313
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[14]	307	307
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,14]	4,130	4,159
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[7,11,14]	20,704	20,704
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,14]	25,345	25,936
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,14]	6,267	6,412
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,14]	8,537	8,754
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,14]	932	956
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,14]	15,953	16,248
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,14]	5,797	5,897
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,14]	4,309	4,379
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,14]	11,345	11,498
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,14]	1,756	1,779
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,14]	19,844	19,880
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[7,14]	771	773
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,11,14]	479	481
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,14]	729	734
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,14]	1,040	1,050
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,14]	1,575	1,619
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,14]	3,805	3,882
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[7,14]	1,036	1,038
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[7,14]	883	883
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,14]	2,223	2,260
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.233% 2037[11,14]	439	419
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.243% 2037[11,14]	777	741
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[14]	3,786	3,800
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	15,145	15,404
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]	5,683	5,758
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]	12,390	12,839
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[14]	8,053	8,106
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[14]	6,079	6,133
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,14]	1,100	1,112
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,14]	2,395	2,475
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,14]	3,205	3,242
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,14]	5,950	6,134
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[7,14]	1,232	1,235
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[7,14]	671	672
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,14]	1,961	1,983
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[7,14]	1,769	1,777
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[7,14]	1,847	1,858
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[7,14]	1,247	1,259
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.106% 2028[7,11,14]	21,874	21,874
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,14]	2,206	2,231
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,14]	7,000	7,071
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,14]	2,708	2,733
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]	1,872	1,894
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[7,14]	1,450	1,492
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,14]	7,000	7,220
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,14]	8,000	8,287
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[14]	5,579	5,602
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]	1,786	1,825
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[14]	8,065	8,114
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,14]	16,951	17,031
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,14]	10,105	10,716
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,14]	5,634	6,047

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,14]	$23,146	$24,187
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,14]	3,650	3,952
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,14]	4,929	5,054
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[7,14]	1,821	1,844
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[7,14]	138	140
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,14]	11,108	11,266
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,14]	20,260	20,625
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,14]	31,747	31,934
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,14]	27,000	27,275
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,14]	2,534	2,542
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]	300	305
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]	696	719
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]	984	1,024
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[14]	200	201
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,14]	22,756	22,944
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,14]	3,534	3,561
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,14]	1,744	1,762
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,14]	24,670	25,057
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,14]	3,369	3,428
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,14]	1,850	1,888
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[7,11,14]	15,277	15,277
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[7,11,14]	22,135	22,126
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[7,11,14]	14,400	14,400
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,14]	16,100	16,175
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,14]	3,039	3,045
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,14]	12,442	12,501
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,14]	14,147	14,208
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,14]	24,915	25,100
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[7,11,14]	7,048	7,048
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[7,11,14]	1,351	1,351
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,14]	3,060	3,111
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,14]	1,895	1,944
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[7,11,14]	18,501	18,501
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]	4,138	4,208
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[14]	4,137	4,148
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]	4,350	4,491
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]	21,000	22,035
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[14]	7,703	7,731
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]	7,296	7,361
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]	4,422	4,500
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[14]	4,974	4,983
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[14]	6,632	6,642
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[14]	4,938	4,983
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[7,14]	8,951	9,062
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[7,14]	1,647	1,685
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,14]	883	892
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[7,11,14]	22,070	22,083
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[7,11,14]	12,910	12,910
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[7,11,14]	11,925	11,925
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,14]	5,610	5,701
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,14]	7,874	8,021
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[7,14]	8,322	8,499
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,14]	14,478	14,487
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,14]	25,774	26,369
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[7,14]	666	668
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,14]	28,893	29,393
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,14]	19,187	19,280

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[7,14]	$594	$596
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,14]	3,374	3,410
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[7,14]	5,157	5,166
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[7,14]	6,654	6,675
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[7,14]	4,413	4,430
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,14]	6,549	6,661
		1,104,442

Municipals 0.31%
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	400	423
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	525	551
		974

Illinois 0.28%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	34,901
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	120	135
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	40	41
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	67,004
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	14,887
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,438
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	110	134
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	100	122
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	800	1,015
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	650	834
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	550	694
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	300	383
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	220	272
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	200	254
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	350	442
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	100	123
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	350	441
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	200	251
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	100	122
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	140	169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	390	471
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	70	71
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	190	199
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	350	288
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,480

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
G.O. Bonds, Series 2013-B, 4.91% 2027	$3,230	$3,667
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	7,244	7,709
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	155,890	187,106
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	636
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	3,775	4,806
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,772
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	350	461
		348,328

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	4,635	4,670
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	7,675	7,840
		12,510

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	28,165	29,847

Total municipals		391,659

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Abu Dhabi (Emirate of) 2.50% 2025[7]	7,800	8,306
Abu Dhabi (Emirate of) 3.125% 2030[7]	7,800	8,560
Abu Dhabi (Emirate of) 1.70% 2031[7]	1,700	1,659
Abu Dhabi (Emirate of) 3.875% 2050[7]	5,350	6,245
Asian Development Bank 1.00% 2026	8,188	8,310
Morocco (Kingdom of) 3.00% 2032[7]	6,000	5,848
Morocco (Kingdom of) 4.00% 2050[7]	6,000	5,650
Paraguay (Republic of) 5.00% 2026	8,750	9,877
Peru (Republic of) 2.783% 2031	5,050	5,082
Peru (Republic of) 1.862% 2032	8,550	7,829
Peru (Republic of) 2.78% 2060	12,800	11,053
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,355
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	922
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,747
United Mexican States 2.659% 2031	9,162	9,034
United Mexican States 3.771% 2061	5,180	4,833
		99,310

Federal agency bonds & notes 0.04%
Fannie Mae 6.25% 2029[16]	32,000	44,198

Total bonds, notes & other debt instruments (cost: $24,920,473,000)		26,060,707

Short-term securities 5.75%	Shares
Money market investments 5.75%
Capital Group Central Cash Fund 0.05%[5,18]	72,698,379	7,270,565

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.05%[5,18,19]	21,507	2,151
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	800,000	800
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[18,19]	700,000	700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	594,286	594
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[18,19]	100,000	100

The Income Fund of America	43

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[18,19]	95,967	$96
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	47,983	48
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[18,19]	47,983	48
		4,537

Total short-term securities (cost: $7,274,093,000)		7,275,102
Total investment securities 101.11% (cost: $95,890,758,000)		127,920,271
Other assets less liabilities (1.11)%		(1,404,280)

Net assets 100.00%		$126,515,991

Futures contracts

		Number of		Notional amount [20]	Value at 7/31/2021 [21]	Unrealized (depreciation) appreciation at 7/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	990	October 2021	$198,000	$218,450	$(18)
5 Year U.S. Treasury Note Futures	Long	15,428	October 2021	1,542,800	1,919,942	10,389
10 Year U.S. Treasury Note Futures	Short	4,763	September 2021	(476,300)	(640,400)	(2,616)
10 Year Ultra U.S. Treasury Note Futures	Short	14,033	September 2021	(1,403,300)	(2,108,458)	(60,122)
20 Year U.S. Treasury Bond Futures	Short	801	September 2021	(80,100)	(131,940)	(6,190)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,921	September 2021	392,100	782,362	14,942
						$(43,615)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 7/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 7/31/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$94,780	$(8,696)	$(8,520)	$(176)

44	The Income Fund of America

Investments in affiliates5

					Net
	Value of			Net	unrealized	Value of	Dividend
	affiliates at			realized	appreciation	affiliates at	or interest
	8/1/2020	Additions	Reductions	gain (loss)	(depreciation)	7/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 4.36%
Health care 0.05%
Rotech Healthcare, Inc.[2,3,4,6]	$28,245	$—	$—	$—	$28,245	$56,490	$—
Real estate 0.96%
Gaming and Leisure Properties, Inc. REIT	490,940	123,931	627	7	167,431	781,682	37,421
MGM Growth Properties LLC REIT, Class A	105,941	257,375	10,852	(707)	83,332	435,089	14,567
Iron Mountain, Inc. REIT[22]	526,025	40,721	161,118	(46,719)	240,384	—	10,773
						1,216,771
Industrials 0.31%
ManpowerGroup, Inc.	—	210,716	—	—	112,157	322,873	6,329
New AMI I, LLC[2,3,4]	—	49,614	—	—	21,497	71,111	—
						393,984
Utilities 1.53%
DTE Energy Company	989,854	309,760	343,582	6,586	129,660	1,092,278	42,325
Brookfield Infrastructure Partners LP	678,586	12,534	45,726	3,249	198,269	846,912	32,900
AES Corp.[22]	567,458	—	480,413	215,835	134,456	—	16,705
						1,939,190
Consumer discretionary 0.96%
Darden Restaurants, Inc.	253,962	463,542	—	—	247,453	964,957	11,955
Domino’s Pizza Group PLC	127,913	—	—	—	50,633	178,546	6,067
Puuilo Oyj[2]	—	43,362	—	—	8,696	52,058	—
Sonans Gruppen AS2	—	11,814	—	—	3,580	15,394	—
						1,210,955
Energy 0.00%
Ascent Resources - Utica LLC, Class A2,3,4,6,22	22,043	—	—	—	—	—	—
Rattler Midstream LP22	—	23,869	—	—	5,901	—	1,970
						—
Communication services 0.55%
Koninklijke KPN NV	554,793	—	8,432	(37)	149,879	696,203	33,390
HKBN, Ltd.[22]	122,079	—	50,315	2,864	(46,562)	—	6,557
						696,203
Total common stocks						5,513,593
Convertible stocks 0.04%
Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022	40,698	—	—	—	5,606	46,304	2,821
Bonds, notes & other debt instruments 0.01%
Energy 0.00%
Ascent Resources - Utica LLC 10.00% 2022[7,22]	2,244	—	2,772	(50)	578	—	51
Ascent Resources - Utica LLC 7.00% 2026[7,22]	3,678	20,070	—	—	2,867	—	810
						—
Utilities 0.00%
AES Corp. 3.30% 2025[7,22]	19,301	—	—	—	(75)	—	593
AES Corp. 5.50% 2025[22]	20,935	—	20,882	1,298	(1,351)	—	431
AES Corp. 6.00% 2026[22]	12,712	—	12,638	332	(406)	—	192
AES Corp. 5.125% 2027[22]	12,433	—	12,623	614	(424)	—	150
AES Corp. 3.95% 2030[7,22]	9,293	—	9,320	705	(678)	—	12
						—

The Income Fund of America	45

Investments in affiliates5 (continued)

					Net
	Value of			Net	unrealized	Value of	Dividend
	affiliates at			realized	appreciation	affiliates at	or interest
	8/1/2020	Additions	Reductions	gain (loss)	(depreciation)	7/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Real estate 0.00%
Iron Mountain, Inc. 4.875% 2027[7,22]	$11,109	$—	$—	$—	$(26)	$—	$530
Iron Mountain, Inc. 5.00% 2028[7,22]	15,643	—	—	—	69	—	756
Iron Mountain, Inc. 5.25% 2028[7,22]	18,404	—	—	—	(94)	—	929
Iron Mountain, Inc. 4.875% 2029[7,22]	16,978	—	17,009	994	(963)	—	445
Iron Mountain, Inc. 5.25% 2030[7,22]	20,876	8,892	5,393	(62)	433	—	1,229
Iron Mountain, Inc. 4.50% 2031[7,22]	—	24,761	5,321	121	576	—	760
						—
Health care 0.01%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[3,4,9,10,11]	25,677	2,468	10,593	(32)	(231)	17,289	2,723
						17,289
Total bonds, notes & other debt instruments						17,289
Short-term securities 5.75%
Money market investments 5.75%
Capital Group Central Cash Fund 0.05%[18]	9,800,686	17,268,538	19,798,710	465	(414)	7,270,565	7,143
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.05%[18,19]	—	2,151 [23]				2,151	— [24]
Total short-term securities						7,272,716
Total 10.16%				$185,463	$1,540,478	$12,849,902	$240,534

[1]	All or a portion of this security was on loan. The total value of all such securities was $91,546,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $220,066,000, which represented .17% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,667,596,000, which represented 7.64% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $252,892,000, which represented .20% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Step bond; coupon rate may change at a later date.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,844,000, which represented .02% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 7/31/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 7/31/2021.
[23]	Represents net activity. Refer to Note 5 for more information on securities lending.
[24]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

46	The Income Fund of America

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Rotech Healthcare, Inc.	11/26/2014	$19,660	$56,490.04%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	56,848	22,043.02
Total private placement securities		$76,508	$78,533.06%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

The Income Fund of America	47

Financial statements

Statement of assets and liabilities
at July 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $91,546 of investment securities on loan):
Unaffiliated issuers (cost: $84,424,601)	$115,070,369
Affiliated issuers (cost: $11,466,157)	12,849,902	$127,920,271
Cash		6,850
Cash denominated in currencies other than U.S. dollars (cost: $24,183)		24,189
Receivables for:
Sales of investments	3,976,925
Sales of fund’s shares	54,299
Dividends and interest	479,239
Securities lending income	180
Variation margin on futures contracts	5,320
Variation margin on swap contracts	367
Other	1,728	4,518,058
		132,469,368
Liabilities:
Collateral for securities on loan		4,537
Payables for:
Purchases of investments	5,783,624
Repurchases of fund’s shares	101,265
Investment advisory services	20,718
Services provided by related parties	25,788
Trustees’ deferred compensation	6,537
Variation margin on futures contracts	7,121
Variation margin on swap contracts	28
Other	3,759	5,948,840
Net assets at July 31, 2021		$126,515,991

Net assets consist of:
Capital paid in on shares of beneficial interest		$88,366,634
Total distributable earnings		38,149,357
Net assets at July 31, 2021		$126,515,991

See notes to financial statements.

48	The Income Fund of America

Financial statements (continued)

Statement of assets and liabilities
at July 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,884,582 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$82,740,196	3,192,595		$25.92
Class C	2,803,173	109,766		25.54
Class T	12	—	*	25.92
Class F-1	2,682,656	103,824		25.84
Class F-2	12,303,038	475,197		25.89
Class F-3	4,716,551	182,081		25.90
Class 529-A	1,987,167	76,869		25.85
Class 529-C	94,018	3,647		25.78
Class 529-E	64,127	2,490		25.76
Class 529-T	15	1		25.92
Class 529-F-1	12	—	*	25.84
Class 529-F-2	124,915	4,819		25.92
Class 529-F-3	12	—	*	25.92
Class R-1	75,911	2,950		25.73
Class R-2	408,894	15,993		25.57
Class R-2E	39,364	1,524		25.83
Class R-3	824,057	31,940		25.80
Class R-4	939,835	36,341		25.86
Class R-5E	162,157	6,267		25.87
Class R-5	405,498	15,647		25.92
Class R-6	16,144,383	622,631		25.93

*	Amount less than one thousand.

See notes to financial statements.

The Income Fund of America	49

Financial statements (continued)

Statement of operations
for the year ended July 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $86,146; also includes $230,924 from affiliates)	$3,343,506
Interest (includes $9,610 from affiliates)	985,933
Securities lending income (net of fees)	2,895	$4,332,334
Fees and expenses*:
Investment advisory services	252,826
Distribution services	244,729
Transfer agent services	68,088
Administrative services	35,365
Reports to shareholders	2,455
Registration statement and prospectus	1,614
Trustees’ compensation	2,260
Auditing and legal	272
Custodian	3,965
Other	1,625
Total fees and expenses before reimbursement	613,199
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		613,199
Net investment income		3,719,135

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,063,782
Affiliated issuers	185,463
Futures contracts	162,924
Forward currency contracts	(730)
Swap contracts	(8,418)
Currency transactions	(17,573)	6,385,448
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,930,224
Affiliated issuers	1,540,478
Futures contracts	(50,854)
Swap contracts	(176)
Currency translations	(448)	13,419,224
Net realized gain and unrealized appreciation		19,804,672

Net increase in net assets resulting from operations		$23,523,807

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

50	The Income Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2021	2020
Operations:
Net investment income	$3,719,135	$3,620,652
Net realized gain (loss)	6,385,448	(1,422,744)
Net unrealized appreciation	13,419,224	414,034
Net increase in net assets resulting from operations	23,523,807	2,611,942

Distributions paid to shareholders	(3,728,342)	(6,118,416)

Net capital share transactions	(1,775,759)	1,994,953

Total increase (decrease) in net assets	18,019,706	(1,511,521)

Net assets:
Beginning of year	108,496,285	110,007,806
End of year	$126,515,991	$108,496,285

See notes to financial statements.

The Income Fund of America	51

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

52	The Income Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

The Income Fund of America	53

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2021 (dollars in thousands):

54	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$16,757,612	$—	$5,789		$16,763,401
Consumer staples	12,662,947	—	—		12,662,947
Health care	9,700,025	—	56,490		9,756,515
Information technology	9,500,808	—	—		9,500,808
Real estate	8,474,264	—	—		8,474,264
Industrials	7,534,072	—	71,111		7,605,183
Utilities	6,568,195	—	—		6,568,195
Consumer discretionary	5,770,497	20,996	—		5,791,493
Materials	5,752,873	—	—		5,752,873
Energy	5,087,695	19,032	22,856		5,129,583
Communication services	4,501,587	—	—		4,501,587
Preferred securities	472,883	1,486	2,293		476,662
Rights & warrants	2,249	1,932	—	*	4,181
Convertible stocks	1,596,234	—	—		1,596,234
Convertible bonds & notes	—	—	536		536
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,253,371	22,763		18,276,134
Mortgage-backed obligations	—	3,805,931	19,490		3,825,421
U.S. Treasury bonds & notes	—	2,319,543	—		2,319,543
Asset-backed obligations	—	1,104,442	—		1,104,442
Municipals	—	391,659	—		391,659
Bonds & notes of governments & government agencies outside the U.S.	—	99,310	—		99,310
Federal agency bonds & notes	—	44,198	—		44,198
Short-term securities	7,275,102	—	—		7,275,102
Total	$101,657,043	$26,061,900	$201,328		$127,920,271

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$25,331	$—	$—		$25,331
Liabilities:
Unrealized depreciation on futures contracts	(68,946)	—	—		(68,946)
Unrealized depreciation on credit default swaps	—	(176)	—		(176)
Total	$(43,615)	$(176)	$—		$(43,791)

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

The Income Fund of America	55

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

56	The Income Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of July 31, 2021, the total value of securities on loan was $91,546,000, and the total value of collateral received was $103,950,000. Collateral received includes cash of $4,537,000 and U.S. government securities of $99,413,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2021, the fund’s maximum exposure of unfunded bond commitments was $1,858,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

The Income Fund of America	57

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,649,992,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of July 31, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $102,662,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $175,030,000.

58	The Income Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, July 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$25,331	Unrealized depreciation*	$68,946

Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	176

			$25,331		$69,122

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$162,924	Net unrealized depreciation on futures contracts	$(50,854)

Forward currency	Currency	Net realized loss on forward currency contracts	(730)	Net unrealized appreciation on forward currency contracts	—

Swap	Credit	Net realized loss on swap contracts	(8,418)	Net unrealized depreciation on swap contracts	(176)

			$153,776		$(51,030)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended July 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

The Income Fund of America	59

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2021, the fund recognized $149,575,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $41,351,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2021, the fund reclassified $199,262,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforwards of $1,219,699,000.

As of July 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,324,621
Undistributed long-term capital gains	4,784,697
Gross unrealized appreciation on investments	33,152,028
Gross unrealized depreciation on investments	(1,047,247)
Net unrealized appreciation on investments	32,104,781
Cost of investments	95,780,217

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended July 31, 2021					Year ended July 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,398,270		$—	$2,398,270		$2,412,406		$1,626,977		$4,039,383
Class C	68,994		—	68,994		102,616		89,523		192,139
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	101,249		—	101,249		125,906		88,012		213,918
Class F-2	367,247		—	367,247		342,966		217,003		559,969
Class F-3	144,018		—	144,018		128,015		77,478		205,493
Class 529-A	57,547		—	57,547		54,813		37,436		92,249
Class 529-C	2,259		—	2,259		6,287		5,649		11,936
Class 529-E	1,762		—	1,762		1,888		1,384		3,272
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	742		—	742		3,373		2,135		5,508
Class 529-F-2†	2,790		—	2,790
Class 529-F-3†	—	*	—	—	*
Class R-1	1,908		—	1,908		2,309		2,085		4,394
Class R-2	9,585		—	9,585		10,598		9,456		20,054
Class R-2E	992		—	992		1,028		798		1,826
Class R-3	22,819		—	22,819		26,012		19,842		45,854
Class R-4	29,229		—	29,229		31,907		21,911		53,818
Class R-5E	2,903		—	2,903		1,068		609		1,677
Class R-5	13,204		—	13,204		14,877		9,920		24,797
Class R-6	502,824		—	502,824		405,198		236,931		642,129
Total	$3,728,342		$—	$3,728,342		$3,671,267		$2,447,149		$6,118,416

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

60	The Income Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2021, the investment advisory services fees were $252,826,000, which were equivalent to an annualized rate of 0.214% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2021, unreimbursed expenses subject to reimbursement totaled $8,458,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended July 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

The Income Fund of America	61

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended July 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$192,167		$45,459		$23,060		Not applicable
Class C	28,387		1,729		856		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	8,110		4,034		977		Not applicable
Class F-2	Not applicable		11,617		3,317		Not applicable
Class F-3	Not applicable		101		1,266		Not applicable
Class 529-A	4,402		991		559		$1,121
Class 529-C	943		55		29		59
Class 529-E	303		14		18		37
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	13		7		14
Class 529-F-2†	Not applicable		36		25		50
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	789		76		24		Not applicable
Class R-2	2,981		1,371		119		Not applicable
Class R-2E	228		78		12		Not applicable
Class R-3	4,058		1,205		244		Not applicable
Class R-4	2,361		935		283		Not applicable
Class R-5E	Not applicable		119		25		Not applicable
Class R-5	Not applicable		183		117		Not applicable
Class R-6	Not applicable		72		4,427		Not applicable
Total class-specific expenses	$244,729		$68,088		$35,365		$1,281

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,260,000 in the fund’s statement of operations reflects $740,000 in current fees (either paid in cash or deferred) and a net increase of $1,520,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,071,745,000 and $746,203,000, respectively, which generated $76,285,000 of net realized gains from such sales.

62	The Income Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2021
Class A	$5,133,798	210,803		$2,336,072		97,697		$(8,717,513)	(365,595)	$(1,247,643)	(57,095)
Class C	264,960	11,082		68,093		2,900		(920,337)	(38,970)	(587,284)	(24,988)
Class T	—	—		—		—		—	—	—	—
Class F-1	108,121	4,552		96,738		4,077		(1,451,787)	(59,069)	(1,246,928)	(50,440)
Class F-2	2,526,159	104,634		351,319		14,692		(2,315,490)	(96,741)	561,988	22,585
Class F-3	973,783	40,450		142,997		5,972		(784,705)	(32,622)	332,075	13,800
Class 529-A	180,965	7,532		57,499		2,411		(304,218)	(12,812)	(65,754)	(2,869)
Class 529-C	16,650	697		2,258		95		(44,208)	(1,857)	(25,300)	(1,065)
Class 529-E	6,448	273		1,760		74		(13,560)	(578)	(5,352)	(231)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,578	208		740		33		(97,584)	(4,563)	(92,266)	(4,322)
Class 529-F-2[3]	115,487	5,244		2,790		114		(13,205)	(539)	105,072	4,819
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	9,430	392		1,908		81		(29,625)	(1,237)	(18,287)	(764)
Class R-2	66,875	2,819		9,575		407		(119,391)	(5,076)	(42,941)	(1,850)
Class R-2E	9,138	386		992		41		(12,380)	(517)	(2,250)	(90)
Class R-3	113,588	4,749		22,753		957		(240,702)	(10,118)	(104,361)	(4,412)
Class R-4	122,369	5,098		29,193		1,227		(296,289)	(12,336)	(144,727)	(6,011)
Class R-5E	124,622	5,056		2,903		118		(18,888)	(781)	108,637	4,393
Class R-5	43,937	1,828		13,173		551		(88,255)	(3,676)	(31,145)	(1,297)
Class R-6	2,558,202	106,342		502,463		20,972		(2,329,968)	(95,023)	730,697	32,291
Total net increase (decrease)	$12,379,120	512,145		$3,643,226		152,419		$(17,798,105)	(742,110)	$(1,775,759)	(77,546)

See end of tables for footnotes.

The Income Fund of America	63

	Sales		Reinvestments of distributions			Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2020
Class A	$5,303,887	243,483	$3,948,426	179,673		$(9,364,528)	(435,235)	$(112,215)	(12,079)
Class C	325,855	15,042	188,264	8,617		(1,735,871)	(81,230)	(1,221,752)	(57,571)
Class T	—	—	—	—		—	—	—	—
Class F-1	381,151	17,389	205,357	9,360		(1,099,278)	(51,244)	(512,770)	(24,495)
Class F-2	2,556,474	117,579	535,560	24,455		(2,293,055)	(107,477)	798,979	34,557
Class F-3	957,372	43,811	204,407	9,346		(712,594)	(33,085)	449,185	20,072
Class 529-A	288,787	13,293	92,206	4,205		(295,020)	(13,434)	85,973	4,064
Class 529-C	27,653	1,255	11,931	541		(196,936)	(9,166)	(157,352)	(7,370)
Class 529-E	7,604	347	3,271	149		(13,307)	(610)	(2,432)	(114)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	20,862	935	5,507	252		(20,645)	(954)	5,724	233
Class R-1	9,910	452	4,387	199		(28,725)	(1,337)	(14,428)	(686)
Class R-2	74,176	3,425	20,032	916		(133,990)	(6,207)	(39,782)	(1,866)
Class R-2E	8,386	388	1,826	83		(9,820)	(453)	392	18
Class R-3	122,966	5,649	45,741	2,081		(302,785)	(13,837)	(134,078)	(6,107)
Class R-4	169,355	7,746	53,792	2,451		(283,887)	(13,069)	(60,740)	(2,872)
Class R-5E	26,881	1,243	1,676	77		(8,401)	(389)	20,156	931
Class R-5	42,276	1,937	24,727	1,123		(131,240)	(5,855)	(64,237)	(2,795)
Class R-6	3,133,817	146,789	642,089	29,372		(821,577)	(37,729)	2,954,329	138,432
Total net increase (decrease)	$13,457,412	620,763	$5,989,200	272,900		$(17,451,659)	(811,311)	$1,994,953	82,352

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $144,908,355,000 and $147,784,269,000, respectively, during the year ended July 31, 2021.

64	The Income Fund of America

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
7/31/2021	$21.88	$.75	$4.04	$4.79	$(.75)	$—	$(.75)	$25.92	22.23%		$82,740		.56%		.56%		3.11%
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59		71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		.55		3.16
7/31/2017	21.70	.74	1.10	1.84	(.67)	—	(.67)	22.87	8.65		76,148		.56		.56		3.37
Class C:
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31		2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		1.34		2.36
7/31/2017	21.44	.56	1.09	1.65	(.50)	—	(.50)	22.59	7.79		5,569		1.35		1.35		2.56
Class T:
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52	[5]	—	[6]	.32	[5]	.32	[5]	3.35	[5]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[5]	—	[6]	.33	[5]	.33	[5]	3.55	[5]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[5]	—	[6]	.35	[5]	.35	[5]	3.43	[5]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19	[5]	—	[6]	.34	[5]	.34	[5]	3.36	[5]
7/31/2017[7,8]	22.27	.29	.50	.79	(.18)	—	(.18)	22.88	3.54	[5,9]	—	[6]	.11	[5,9]	.11	[5,9]	1.26	[5,9]
Class F-1:
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12		2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		.64		3.07
7/31/2017	21.65	.72	1.10	1.82	(.65)	—	(.65)	22.82	8.57		4,610		.65		.65		3.28
Class F-2:
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46		12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		.38		3.33
7/31/2017	21.69	.78	1.10	1.88	(.71)	—	(.71)	22.86	8.84		7,081		.39		.39		3.54
Class F-3:
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57		4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		.28		3.43
7/31/2017[7,10]	22.07	.49	.67	1.16	(.36)	—	(.36)	22.87	5.30	[9]	1,763		.30	[11]	.30	[11]	4.33	[11]
Class 529-A:
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14		1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		.63		3.08
7/31/2017	21.66	.72	1.10	1.82	(.65)	—	(.65)	22.83	8.58		1,606		.64		.64		3.30

See end of table for footnotes.

The Income Fund of America	65

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
7/31/2021	$21.76	$.56	$4.02	$4.58	$(.56)	$—	$(.56)	$25.78	21.26%		$94		1.33%		1.33%		2.34%
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		1.39		2.30
7/31/2017	21.57	.55	1.09	1.64	(.48)	—	(.48)	22.73	7.74		464		1.41		1.41		2.52
Class 529-E:
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		.86		2.84
7/31/2017	21.60	.67	1.09	1.76	(.60)	—	(.60)	22.76	8.30		70		.87		.87		3.06
Class 529-T:
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[5]	—	[6]	.36	[5]	.36	[5]	3.31	[5]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[5]	—	[6]	.39	[5]	.39	[5]	3.50	[5]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[5]	—	[6]	.41	[5]	.41	[5]	3.37	[5]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[5]	—	[6]	.41	[5]	.41	[5]	3.30	[5]
7/31/2017[7,8]	22.27	.28	.50	.78	(.17)	—	(.17)	22.88	3.52	[5,9]	—	[6]	.13	[5,9]	.13	[5,9]	1.24	[5,9]
Class 529-F-1:
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[5]	—	[6]	.37	[5]	.37	[5]	3.55	[5]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		.40		3.32
7/31/2017	21.66	.78	1.09	1.87	(.70)	—	(.70)	22.83	8.83		71		.41		.41		3.53
Class 529-F-2:
7/31/2021[7,12]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[9]	125		.36	[11]	.36	[11]	3.24	[11]
Class 529-F-3:
7/31/2021[7,12]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[9]	—	[6]	.38	[11]	.32	[11]	3.28	[11]
Class R-1:
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		1.37		2.33
7/31/2017	21.57	.55	1.10	1.65	(.49)	—	(.49)	22.73	7.76		124		1.39		1.39		2.53

See end of table for footnotes.

66	The Income Fund of America

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
7/31/2021	$21.60	$.55	$3.99	$4.54	$(.57)	$—	$(.57)	$25.57	21.26%	$409	1.35%	1.35%	2.33%
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76	385	1.37	1.37	2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37	439	1.38	1.38	2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09	488	1.37	1.37	2.34
7/31/2017	21.47	.55	1.09	1.64	(.49)	—	(.49)	22.62	7.77	533	1.40	1.40	2.52
Class R-2E:
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62	39	1.06	1.06	2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06	35	1.07	1.07	2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66	36	1.08	1.08	2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40	28	1.08	1.08	2.63
7/31/2017	21.66	.65	1.08	1.73	(.57)	—	(.57)	22.82	8.11	22	1.09	1.09	2.95
Class R-3:
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78	824	.90	.90	2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27	792	.92	.92	2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80	954	.93	.93	2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60	1,057	.92	.92	2.78
7/31/2017	21.62	.65	1.10	1.75	(.59)	—	(.59)	22.78	8.23	1,183	.95	.95	2.97
Class R-4:
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13	940	.60	.60	3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55	925	.61	.61	3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15	1,018	.63	.63	3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90	1,154	.63	.63	3.07
7/31/2017	21.67	.73	1.09	1.82	(.66)	—	(.66)	22.83	8.54	1,365	.64	.64	3.31
Class R-5E:
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45	162	.39	.39	3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73	41	.41	.41	3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38	21	.42	.42	3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14	6	.41	.41	3.38
7/31/2017	21.69	.90	.95	1.85	(.69)	—	(.69)	22.85	8.72	1	.44	.44	4.04
Class R-5:
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55	406	.30	.30	3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87	371	.31	.31	3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47	445	.32	.32	3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21	449	.33	.33	3.38
7/31/2017	21.70	.78	1.11	1.89	(.72)	—	(.72)	22.87	8.89	429	.34	.34	3.53
Class R-6:
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59	16,144	.25	.25	3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88	12,922	.26	.26	3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28	.28	3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31	8,478	.28	.28	3.44
7/31/2017	21.71	.81	1.09	1.90	(.73)	—	(.73)	22.88	8.95	6,464	.28	.28	3.68

	Year ended July 31,
Portfolio turnover rate for all share classes[13,14]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	44%	58%	48%	53%	34%
Including mortgage dollar roll transactions	133%	117%	67%	70%	42%

See end of table for footnotes.

The Income Fund of America	67

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the period shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

See notes to financial statements.

68	The Income Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Income Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
September 9, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

The Income Fund of America	69

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2021, through July 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

70	The Income Fund of America

Expense example (continued)

	Beginning account value 2/1/2021	Ending account value 7/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,116.89	$2.94	.56%
Class A – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class C – actual return	1,000.00	1,112.73	6.86	1.31
Class C – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class T – actual return	1,000.00	1,117.72	1.68	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,116.34	3.31	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	1,117.67	1.89	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	1,118.18	1.31	.25
Class F-3 – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class 529-A – actual return	1,000.00	1,116.07	3.15	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	1,112.33	7.02	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class 529-E – actual return	1,000.00	1,115.28	4.35	.83
Class 529-E – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-T – actual return	1,000.00	1,117.51	1.89	.36
Class 529-T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-1 – actual return	1,000.00	1,117.14	2.31	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-2 – actual return	1,000.00	1,117.54	1.89	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-3 – actual return	1,000.00	1,118.21	1.68	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	1,112.05	7.07	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2 – actual return	1,000.00	1,112.40	7.12	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E – actual return	1,000.00	1,113.69	5.56	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	1,114.66	4.77	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	1,116.45	3.20	.61
Class R-4 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5E – actual return	1,000.00	1,117.78	2.05	.39
Class R-5E – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-5 – actual return	1,000.00	1,118.29	1.58	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,118.02	1.31	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	71

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2021 (dollars in thousands):

Qualified dividend income	$3,057,673
Section 199A dividends	$163,263
Section 163(j) interest dividends	$965,285
Corporate dividends received deduction	$1,946,250
U.S. government income that may be exempt from state taxation	$44,969

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

72	The Income Fund of America

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The Income Fund of America	73

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74	The Income Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC, previously ManattJones Global Strategies (international consulting); former Assistant Secretary of Commerce, U.S. Department of Commerce	4	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	16	Edison International/Southern California Edison; Sykes Enterprises; Transocean Ltd.
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	17	Biogen Inc.; Sempra Energy
Sharon I. Meers, 1965	2021	Former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
James J. Postl, 1946 Chair of the Board (Independent and Non-Executive)	2008	Retired; former President and CEO, Pennzoil-Quaker State Company (automotive products and services) (retired 2002)	4	None
Josette Sheeran, 1954	2019	Executive Chair, The McCain Institute; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	7	Canoo Inc.
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Isaac Stein, 1946	2004	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	None

Interested trustee[5,6]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 76 for footnotes.

The Income Fund of America	75

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Caroline Randall, 1974 Co-President	2020	Partner — Capital Research Global Investors, Capital Research Company;[7] Director, The Capital Group Companies, Inc.[7]
Donald Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President, Capital Fixed Income Investors, Capital Bank and Trust Company[7]
David A. Daigle, 1967 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Paul Flynn, 1966 Senior Vice President	2017	Partner — Capital World Investors, Capital International, Inc.[7]
Joyce E. Gordon, 1956 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company;
Dina N. Perry, 1945 Senior Vice President	1994	Partner — Capital World Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company
Anirudh Samsi, 1971 Senior Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2004	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]
Bradley J. Vogt, 1965 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[7]
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Lovelyn Sims, 1989 Assistant Secretary	2021	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception on Anirudh Samsi, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

76	The Income Fund of America

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IFA

Registrant:
a) Audit Fees:
Audit	2020	320,000
	2021	None

b) Audit-Related Fees:
	2020	26,000
	2021	20,000

c) Tax Fees:
	2020	12,000
	2021	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	2,106,000
	2021	1,353,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	83,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	2,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $2,228,000 for fiscal year 2020 and $1,388,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Principal Executive Officer

Date: September 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: September 30, 2021

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: September 30, 2021